                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-08457

Exact name of registrant as specified in charter:  Delaware Group Foundation
                                                   Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2004

Item 1. Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)
CORE-EQUITY








ANNUAL REPORT SEPTEMBER 30, 2004
-------------------------------------------------------------------------------
              DELAWARE FOUNDATION FUNDS
                DELAWARE GROWTH ALLOCATION PORTFOLIO
                DELAWARE BALANCED ALLOCATION PORTFOLIO
                DELAWARE INCOME ALLOCATION PORTFOLIO









[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

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PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARIES:

   Delaware Growth Allocation Portfolio                         4

   Delaware Balanced Allocation Portfolio                       6

   Delaware Income Allocation Portfolio                         8

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                    10
-----------------------------------------------------------------
SECTOR ALLOCATION                                              12
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statements of Net Assets                                    13

   Statements of Assets and Liabilities                        16

   Statements of Operations                                    17

   Statements of Changes in Net Assets                         18

   Financial Highlights                                        20

   Notes to Financial Statements                               35

-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      40
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     41
-----------------------------------------------------------------


   Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

   Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2004 Delaware Distributors, L.P.

PORTFOLIO                                              DELAWARE FOUNDATION FUNDS
   MANAGEMENT REVIEW                                   October 11, 2004

FUND MANAGERS
Patrick P. Coyne
Managing Director/Head of Equity Investments

Christopher S. Adams
Vice President/Portfolio Manager and Senior Equity Analyst

Francis X. Morris
Director of Fundamental Research/Senior Portfolio Manager

Donald G. Padilla
Vice President/Equity Analyst II

Q: HOW DID THE INVESTMENT MARKETS AND DELAWARE FOUNDATION FUNDS IN PARTICULAR PERFORM OVER THE PAST 12-MONTH PERIOD?
A: Heading into the Funds' fiscal year 2004, the equity markets were prospering due to the positive outlook for the economy and corporate earnings. The S&P 500 Index, an unmanaged composite of large-capitalization U.S. companies, surged throughout the first half of the 12-month period before peaking during early spring. At that time, many investors began to focus on anticipated moves by the Federal Reserve Board, prospects for higher interest rates, and the impact such moves would have on the economy. Throughout the latter half of the fiscal year, equity markets stagnated, though most related asset classes ended the 12-month period with positive returns. Value stocks outperformed their growth counterparts and the weak U.S. dollar increased the attractiveness of foreign equities. For the period, the S&P 500 Index rose by +13.86%.

The fixed income market faced uncertainty during the fiscal year as short-term interest rates fell to 50-year lows and many investors feared rates had nowhere to go but up. (Bond prices generally fall as interest rates rise.) As expected, the Federal Reserve governors increased rates, but implemented initial moves in a cautious and calculated manner. For the 12-month period, the Lehman Brothers Aggregate Bond Index, used as a general measure of the domestic fixed income market, rose by +3.68%.

The three Delaware Foundation Funds again rewarded investors with strong absolute returns during the fiscal year. For the 12-month period ended September 30, 2004:

Delaware Growth Allocation Portfolio returned +13.21% (Class A shares at net asset value with distributions reinvested).

Delaware Balanced Allocation Portfolio returned +10.24% (Class A shares at net asset value with distributions reinvested).

Delaware Income Allocation Portfolio returned +7.77% (Class A shares at net asset value with distributions reinvested).

Q: CAN YOU DISCUSS SOME OF THE PHILOSOPHIES AND PROCESSES THAT WERE EMPLOYED DURING THE 12-MONTH PERIOD?
A: As always, during the one-year fiscal period, we adhered to a very disciplined approach to asset allocation and applied it to all three portfolios in a consistent manner. The Foundation Funds follow a "fund of funds" structure that allows shareholders to reduce risk by owning multiple mutual funds of various asset classes, investment philosophies, and management teams. Our strategic process measures the expected returns of each asset class (and the returns of the underlying investments -- mostly individual Delaware Investments mutual funds) to determine each asset class's relative attractiveness to other investment alternatives. Our quantitative models are designed to signal the need to rebalance the Funds. We determine the specific allocations, and the timing of each trade execution based on current valuations and our outlook for the various markets moving forward.

Though the investment selection process is similar for each of the three Foundation Funds, the weightings of the underlying asset classes within each is modified based on the parameters of the Fund's investment objective. Delaware Growth Allocation Portfolio carries the highest risk/return ratio of the three portfolios while Delaware Income Allocation Portfolio carries the most conservative profile.

Q: CAN YOU DISCUSS SOME OF THE GENERAL ALLOCATION ADJUSTMENTS THAT WERE MADE DURING THE YEAR?
A: As the fiscal year began, based on our quantitative models, we believed that the relative attractiveness of stocks versus bonds was considerable. Therefore, all three of the Delaware Foundation Funds maintained an overweighting in equities and a lower percentage allocation to fixed income funds. Stocks were surging, the outlook for corporate earnings remained positive, and we took advantage of that strong bullish sentiment. During late 2003 and early 2004, we took some profits and pared back our equity positions. While we believed that certain stock-related asset classes still offered reasonable expected returns, we suspected that continued prospects for the superior performances of the past few quarters had passed.

After selling a substantial portion of our equity holdings, we remained skeptical about the fixed income market. Interest rates were at historic lows and the prospect for one or several Fed interest rate hikes grew more likely by the day. The U.S. dollar was weak, so we used the cash that was available to us from the equity sales to increase our allocation to international equities within all three Delaware Foundation Funds. This strategy was implemented to a greater degree in the more aggressive Delaware Growth Allocation Portfolio. We also made the tactical, defensive decision across all three portfolios to maintain a higher than usual allocation to cash and await better investment opportunities. By winter's end, the mid-point of the Funds' fiscal year, our equity weightings within the three Funds were very consistent with our targeted allocations. Furthermore, each Fund remained underweighted in fixed income and overweighted in cash.

Our allocation strategy proved beneficial. In late winter, the S&P 500 index began to fall, then stagnated for much of the remainder of the fiscal year. The international equity markets rose as weakness in the U.S. dollar and the ballooning federal budget deficit prompted many investors to seek opportunities abroad. Interest rates also began to drift higher in anticipation of the Fed's policy shift.

In late spring, our quantitative models again signaled more favorable valuations among equity asset classes. Within each portfolio, we shifted assets out of cash and into stock funds, primarily value-oriented and international funds. We also cautiously increased our weightings in fixed-income investments. The Fed put a well-telegraphed policy of gradual short-term rate increases in place and the bond market reacted positively. At fiscal year-end, we were slightly overweighted in equities (including international stock funds) and still underweighted in fixed income. Our cash position in each portfolio was pared back dramatically.

Q: CAN YOU SPECIFICALLY ADDRESS THE TRANSACTIONS AND ALLOCATIONS WITHIN THE VARIOUS FUNDS, STARTING WITH THE DELAWARE GROWTH ALLOCATION PORTFOLIO?
A: For the one-year period ended September 30, 2004, Delaware Growth Allocation Portfolio returned +13.21% (Class A shares at net asset value with distributions reinvested). As this portfolio is the most aggressive of the three Foundation Funds, it benefited the most from the managers' decision to overweight equities early in the period. This strategy allowed shareholders to reap the benefits of the significant stock market rally of late 2003 and early 2004.

Later in the period, as our quantitative models revealed more appropriate values for domestic equity asset classes, we began to reduce our equity positions, taking profits during both the second and third quarters of the fiscal year. We shifted assets into the international markets while also leaving a portion of the proceeds in cash.

Throughout the 12-month period, we gradually increased our allocation to international funds (primarily to Delaware International Equity Fund), enabling us to jointly take advantage of the weak dollar and attractive investment opportunities abroad. In fact, the portfolio's allocation to international equity markets rose from 16.74 percent at the beginning of the period to 23.03 percent by fiscal year-end.

In early summer, our models indicated that U.S. stocks had regained relative attractiveness and we thus increased certain related holdings. At fiscal year-end, our domestic equity allocation of 62.29 percent stood just above the targeted 60 percent level, with a slightly higher weighting of value-orientated funds versus growth positions.

Our fixed income allocation approached our lower allowable limit (five percent) during the first half of the fiscal year. By June 2004, we started to increase our exposure by increasing our allocation to Delaware American Government Bond Fund and to Delaware Limited-Term Government Bond Fund. By fiscal year-end, your Fund maintained a 13.16 percent allocation to fixed income, still underweighted, though significantly higher than its lower limit.

Our cash position fluctuated a bit during the period, a direct result of some profit taking. The elevated cash position we held in late winter (almost 16 percent at March 31, 2004) gave us the opportunity to invest more heavily in U.S. stocks as values became more attractive. At the end of the period, we were almost fully invested, holding only 1.52 percent of assets in cash.

Q: HOW ABOUT THE DELAWARE BALANCED ALLOCATION PORTFOLIO?
A: Delaware Balanced Allocation Portfolio began the fiscal year with an overweighted allocation to domestic equity positions; as a result, shareholders benefited from the continued rise in stock prices. For the 12-month period, Delaware Balanced Allocation Portfolio returned +10.24% (Class A shares at net asset value with distributions reinvested).

During the first half of the period, we reduced the Fund's equity holdings by shifting a small percentage into international funds and accumulating a larger defensive cash position. Throughout the first nine months of the fiscal year, the fixed income allocation remained underweighted, at about 25 percent of the portfolio. In late winter, we rebalanced the bond-related allocation by selling our position in Delaware High-Yield Opportunities Fund and reinvesting those proceeds into the more conservative Delaware Limited-Term Government Fund.

Our defensive cash position reached an elevated weighting of 16.19 percent at March 31, 2004, far above its targeted five percent level. As the summer months approached, our quantitative models revealed some additional upside potential within the equity and fixed income markets and we began to rebalance the portfolio by shifting cash into various asset classes. Within the equity markets, we invested more heavily in Delaware Value Fund and Delaware International Value Equity Fund; within fixed income, we raised our allocation to Delaware American Government Bond Fund. By fiscal year-end, we were overweighted in equities (combined domestic and international), slightly underweighted in fixed income, and had virtually no assets in cash (.86 percent).

Q: HOW DID DELAWARE INCOME ALLOCATION PORTFOLIO PERFORM DURING THE FISCAL YEAR?
A: By design, Delaware Income Allocation Portfolio follows a more conservative investment strategy and offers a lower risk profile than the other Foundation Funds. Regardless of market conditions, this Fund will maintain a higher allocation to fixed income funds than either of the other portfolios. Additionally, within its equity holdings, this portfolio will likely own more value-oriented funds and maintain limited exposure to the international markets.

Delaware Income Allocation Portfolio began the fiscal year with an overweighting in U.S. equities, which we reduced during the first three quarters of the fiscal year. Likewise, we sold certain fixed income funds and maintained a larger than usual cash position. At June 30, 17.08 percent of the Fund's assets were held in cash, far in excess of its 10 percent target. Delaware Income Allocation Portfolio returned +7.77% (Class A shares at net asset value with distributions reinvested) during the 12-month period.

Within our bond allocation, we shifted assets from Delaware High-Yield Opportunities Fund to the more conservative Delaware Limited-Term Government Fund in early winter. This transaction was essentially reversed in early autumn as our quantitative models indicated more attractive opportunities within the high-yield bond arena. Though often considered somewhat volatile, high-yield bonds offer greater yield potential than more conservative government issues and were thus purchased to enhance the total return potential of the portfolio.*

Toward the end of the period, we reduced our cash position and added additional equity and fixed income holdings. At fiscal year-end, your Fund maintained a slight overweighting in equities (42.41 percent versus the target of 40 percent), the largest position being Delaware Value Fund; the portfolio was underweighted in fixed income (43.03 percent versus the target of 50 percent) and overweighted in cash (14.56 percent versus the target of 10 percent).

*High-yielding, non-investment-grade bonds ("junk bonds") involve higher risk than investment-grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities.

DELAWARE
   GROWTH ALLOCATION PORTFOLIO

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Growth Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2004        Lifetime  Five Years     One Year
-------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge              +2.65%      +1.13%      +13.21%
Including Sales Charge              +1.75%      -0.07%       +6.74%
-------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge              +1.91%      +0.38%      +12.32%
Including Sales Charge              +1.91%      -0.03%       +8.32%
-------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge              +1.92%      +0.38%      +12.32%
Including Sales Charge              +1.92%      +0.38%      +11.32%
-------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended September 30, 2004 for Delaware Growth Allocation Portfolio Class R shares was +12.66% and +12.81%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime, five-year, and one-year periods ended September 30, 2004 for Delaware Growth Allocation Portfolio's Institutional Class were +2.91%, +1.39%, and +13.58%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Growth Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Nasdaq Class R symbol: DFGRX

DELAWARE
   GROWTH ALLOCATION PORTFOLIO

FUND BASICS
As of September 30. 2004

--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks long-term capital growth.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$33.28 million

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

9

--------------------------------------------------------------------------------
FUND START DATE:

December 31, 1997

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DFGAX

Class B  N/A

Class C  N/A

--------------------------------------------------------------------------------

YOUR FUND MANAGERS:

Patrick P. Coyne is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

Christopher S. Adams, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He joined Delaware Investments in 1995 after several years' experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degrees in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the University of Pennsylvania. He is a CFA charterholder.

Francis X. Morris, Director of Fundamental Research/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund portfolios at Delaware Investments since 1999 and institutional equity portfolios at Delaware Investments since 1997. Mr. Morris came to Delaware Investments from PNC Asset Management where he served as a securities analyst, portfolio manager and Director of Equity Research.

Donald G. Padilla, Vice President/Equity Analyst II, is a member of the portfolio construction group within the Delaware Structured Products Team. He joined Delaware Investments in 1994 as an Assistant Controller responsible for treasury functions, including managing corporate cash investments, developing financial models and the financial operations of the Lincoln Life 401k annuities segment. Prior to joining Delaware Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from Lehigh University. He is a CFA charterholder.

PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1997 (Portfolio's inception) through September 30, 2004

                    DELAWARE GROWTH
                    FOUNDATION FUND
Period End          CLASS A SHARES         S & P 500 Index
----------          --------------         ---------------
12/31/1997             $ 9,424                 $10,000
 9/30/1998             $ 9,058                 $10,600
 9/30/1999             $10,627                 $13,548
 9/30/2000             $11,795                 $15,348
 9/30/2001             $ 9,248                 $11,262
 9/30/2002             $ 8,111                 $ 8,955
 9/30/2003             $ 9,928                 $11,138
 9/30/2004             $11,240                 $12,681

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Portfolio classes will vary due to differing charges and expenses. Returns plotted were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

DELAWARE
   BALANCED ALLOCATION PORTFOLIO

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Balanced Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2004       Lifetime  Five Years     One Year
------------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge             +3.08%      +2.51%      +10.24%
Including Sales Charge             +2.17%      +1.31%       +3.95%
------------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge             +2.35%      +1.76%       +9.39%
Including Sales Charge             +2.35%      +1.34%       +5.39%
------------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge             +2.38%      +1.76%       +9.50%
Including Sales Charge             +2.38%      +1.76%       +8.50%
------------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended September 30, 2004 for Delaware Balanced Allocation Portfolio Class R shares was +9.78% and +9.87%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime, five-year, and one-year periods ended September 30, 2004 for Delaware Balanced Allocation Portfolio's Institutional Class were +3.34%, +2.78%, and +10.61%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Balanced Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Nasdaq Class R symbol: DFBRX

DELAWARE
   BALANCED ALLOCATION PORTFOLIO

FUND BASICS
As of September 30, 2004

--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks capital appreciation with current income as a secondary objective.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$32.47 million

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

9

--------------------------------------------------------------------------------
FUND START DATE:

December 31, 1997

--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Patrick P. Coyne

Christopher S. Adams

Francis X. Morris

Donald G. Padilla

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DFBAX

Class B  N/A

Class C  N/A

--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1997 (Portfolio's inception) through September 30, 2004

                     DELAWARE BALANCED
                        FOUNDATION                            LEHMAN BROTHERS
                    PORTFOLIO- CLASS A                        AGGREGATE BOND
Period End                SHARES          S & P 500 INDEX          INDEX
----------                ------          ---------------          -----
12/31/1997                $ 9,424             $10,000             $10,000
 9/30/1998                $ 9,077             $10,600             $10,832
 9/30/1999                $10,214             $13,548             $10,791
 9/30/2000                $11,184             $15,348             $11,545
 9/30/2001                $ 9,449             $11,262             $13,040
 9/30/2002                $ 8,766             $ 8,955             $14,162
 9/30/2003                $10,488             $11,138             $14,928
 9/30/2004                $11,562             $12,681             $15,477

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted were as of the last day of each month shown. The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad U.S. investment-grade bond markets. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

DELAWARE
   INCOME ALLOCATION PORTFOLIO

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Income Allocation Portfolio prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

FUND PERFORMANCE
Average Annual Total Returns
Through September 30, 2004      Lifetime  Five Years     One Year
-----------------------------------------------------------------
Class A (Est. 12/31/97)
Excluding Sales Charge            +3.24%      +3.27%       +7.77%
Including Sales Charge            +2.33%      +2.06%       +1.62%
-----------------------------------------------------------------
Class B (Est. 12/31/97)
Excluding Sales Charge            +2.52%      +2.51%       +6.96%
Including Sales Charge            +2.52%      +2.10%       +2.96%
-----------------------------------------------------------------
Class C (Est. 12/31/97)
Excluding Sales Charge            +2.47%      +2.46%       +6.99%
Including Sales Charge            +2.47%      +2.46%       +5.99%
-----------------------------------------------------------------

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total returns for the lifetime and one-year periods ended September 30, 2004 for Delaware Income Allocation Portfolio Class R shares was +7.09% and +7.27%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%.

The average annual total returns for the lifetime, five-year, and one-year periods ended September 30, 2004 for Delaware Income Allocation Portfolio's Institutional Class were +3.49%, +3.54%, and +8.16%, respectively. Institutional Class shares were first made available on December 31, 1997, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware Income Allocation Portfolio during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Nasdaq Class R symbol: DFIRX

DELAWARE
   INCOME ALLOCATION PORTFOLIO

FUND BASICS
As of September 30, 2004

--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks a combination of current income and preservation of capital with capital appreciation.

--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$29.19 million

--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

10

--------------------------------------------------------------------------------
FUND START DATE:

December 31, 1997

--------------------------------------------------------------------------------
YOUR FUND MANAGER:

Patrick P. Coyne

Christopher S. Adams

Francis X. Morris

Donald G. Padilla

--------------------------------------------------------------------------------
NASDAQ SYMBOLS:

Class A  DFIAX

Class B  N/A

Class C  N/A

--------------------------------------------------------------------------------
PERFORMANCE OF A $10,000 INVESTMENT
December 31, 1997 (Portfolio's inception) through September 30, 2004

                      DELAWARE INCOME          LEHMAN BROTHERS
                   FOUNDATION PORTFOLIO-          AGGREGATE
 Period End           CLASS A SHARES             BOND INDEX
 ----------           --------------             ----------
 12/31/1997               $ 9,424                  $10,000
  9/30/1998               $ 9,309                  $10,832
  9/30/1999               $ 9,946                  $10,791
  9/30/2000               $10,708                  $11,545
  9/30/2001               $ 9,809                  $13,040
  9/30/2002               $ 9,433                  $14,162
  9/30/2003               $10,841                  $14,928
  9/30/2004               $11,684                  $15,477

Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to differing charges and expenses. Returns plotted were as of the last day of each month shown. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad U.S. investment-grade bond markets. An index does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

DISCLOSURE                    For the Period April 1, 2004 to September 30, 2004
   OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES
The first section of each table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of each table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table below assume reinvestment of all dividends and distributions.

In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

DELAWARE GROWTH ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending      Annualized      Expenses
                                                            Account     Account       Expense      Paid During
                                                             Value       Value         Ratio         Period
                                                             4/1/04     9/30/04                    4/1/04 to
                                                                                                     9/30/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,003.40       0.80%          $4.01
Class B                                                     1,000.00    1,000.00       1.55%           7.75
Class C                                                     1,000.00    1,000.00       1.55%           7.75
Class R                                                     1,000.00    1,001.20       1.15%           5.75
Institutional Class                                         1,000.00    1,004.60       0.55%           2.76
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.00       0.80%          $4.04
Class B                                                     1,000.00    1,017.25       1.55%           7.82
Class C                                                     1,000.00    1,017.25       1.55%           7.82
Class R                                                     1,000.00    1,019.25       1.15%           5.81
Institutional Class                                         1,000.00    1,022.25       0.55%           2.78
---------------------------------------------------------------------------------------------------------------

DELAWARE BALANCED ALLOCATION PORTFOLIO
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000
                                                           Beginning    Ending      Annualized      Expenses
                                                            Account     Account       Expense      Paid During
                                                             Value       Value         Ratio         Period
                                                             4/1/04     9/30/04                    4/1/04 to
                                                                                                     9/30/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,000.00       0.80%          $4.00
Class B                                                     1,000.00      996.60       1.55%           7.74
Class C                                                     1,000.00      996.60       1.55%           7.74
Class R                                                     1,000.00      998.90       1.15%           5.75
Institutional Class                                         1,000.00    1,002.30       0.55%           2.75
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.00       0.80%          $4.04
Class B                                                     1,000.00    1,017.25       1.55%           7.82
Class C                                                     1,000.00    1,017.25       1.55%           7.82
Class R                                                     1,000.00    1,019.25       1.15%           5.81
Institutional Class                                         1,000.00    1,022.25       0.55%           2.78
---------------------------------------------------------------------------------------------------------------

DELAWARE INCOME ALLOCATION PORTFOLIO
   EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                           Beginning    Ending      Annualized      Expenses
                                                            Account     Account       Expense      Paid During
                                                             Value       Value         Ratio         Period
                                                             4/1/04     9/30/04                    4/1/04 to
                                                                                                     9/30/04
---------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00     $997.60       0.80%          $4.00
Class B                                                     1,000.00      993.00       1.55%           7.72
Class C                                                     1,000.00      994.10       1.55%           7.73
Class R                                                     1,000.00      995.30       1.15%           5.74
Institutional Class                                         1,000.00      998.80       0.55%           2.75
---------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,021.00       0.80%          $4.04
Class B                                                     1,000.00    1,017.25       1.55%           7.82
Class C                                                     1,000.00    1,017.25       1.55%           7.82
Class R                                                     1,000.00    1,019.25       1.15%           5.81
Institutional Class                                         1,000.00    1,022.25       0.55%           2.78
---------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION                                       As of September 30, 2004
   FOUNDATION FUNDS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts, list the Funds' categories of portfolio holdings as a percent of total net assets and are provided in compliance with such requirement.

DELAWARE GROWTH ALLOCATION PORTFOLIO
------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
INVESTMENT COMPANIES                                           98.58%
------------------------------------------------------------------------
Domestic Equity Funds                                          62.35%

International Equity Funds                                     23.05%

Fixed Income Funds                                             13.18%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           1.78%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.36%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.36%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE BALANCED ALLOCATION PORTFOLIO
------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
INVESTMENT COMPANIES                                           99.27%
------------------------------------------------------------------------
Domestic Equity Funds                                          54.55%

International Equity Funds                                     13.49%

Fixed Income Funds                                             31.23%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           0.65%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.92%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.08%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE INCOME ALLOCATION PORTFOLIO
------------------------------------------------------------------------
                                                            PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
INVESTMENT COMPANIES                                           85.48%
------------------------------------------------------------------------
Domestic Equity Funds                                          36.48%

International Equity Funds                                      5.95%

Fixed Income Funds                                             43.05%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                          14.57%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.05%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.05%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                                  DELAWARE GROWTH ALLOCATION PORTFOLIO
   OF NET ASSETS                            September 30, 2004

                                                      Number of       Market
                                                        Shares         Value
AFFILIATED INVESTMENT COMPANIES - 98.58%

Equity Funds - 85.40%
   Delaware Group Equity Funds II -
      Delaware Value Fund                               926,625    $ 9,599,835
   Delaware Group Equity Funds IV -
      Delaware Diversified Growth Fund                1,357,056      8,210,191
   Delaware Group Equity Funds V -
      Delaware Small Cap Value Fund                      54,715      1,985,619
   Delaware Group Global & International
      Funds - Delaware Emerging
      Markets Fund                                      127,487      1,658,601
   Delaware Group Global & International
      Funds - Delaware International
      Value Equity Fund                                 399,238      6,012,523
  *Voyageur Mutual Funds III -
      Delaware Select Growth Fund                        47,074        956,081
                                                                   -----------
                                                                    28,422,850
                                                                   -----------
Fixed Income Funds - 13.18%
   Delaware Group Government Fund -
      Delaware American
      Government Bond Fund                              237,269      1,841,207
   Delaware Group Income Funds -
      Delaware Corporate Bond Fund                      191,953      1,119,084
   Delaware Group Limited-Term
      Government Funds -
      Delaware Limited-Term
      Government Fund                                   167,006      1,424,564
                                                                   -----------
                                                                     4,384,855
                                                                   -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
   (cost $29,279,859)                                               32,807,705
                                                                   -----------
                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS - 1.78%

With BNP Paribas 1.70% 10/1/04
   (dated 9/30/04, to be repurchased at
   $312,315, collateralized by $267,800
   U.S. Treasury Bills due 2/24/05,
   market value $265,803 and $53,200
   U.S. Treasury Bills due 3/17/05,
   market value $52,726)                               $312,300        312,300
With UBS Warburg 1.68% 10/1/04
   (dated 9/30/04, to be repurchased at
   $278,713 collateralized by $60,600
   U.S. Treasury Notes 5.875% due 11/15/05,
   market value $64,337, $86,400
   U.S. Treasury Notes 1.875% due 1/31/06,
   market value $86,147 and $121,200
   U.S. Treasury Notes 5.625% due 5/15/08,
   market value $134,298)                               278,700        278,700
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
   (cost $591,000)                                                     591,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES - 100.36%
   (cost $29,870,859)                                              $33,398,705
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.36%)                                             (118,866)
                                                                   -----------
NET ASSETS APPLICABLE TO 3,815,152
   SHARES OUTSTANDING - 100.00%                                    $33,279,839
                                                                   ===========

Net Asset Value - Delaware Growth Allocation
   Portfolio Class A ($24,491,247 / 2,801,815 Shares)                    $8.74
                                                                         -----
Net Asset Value - Delaware Growth Allocation
   Portfolio Class B ($4,052,157 / 468,035 Shares)                       $8.66
                                                                         -----
Net Asset Value - Delaware Growth Allocation
   Portfolio Class C ($3,168,670 / 365,688 Shares)                       $8.66
                                                                         -----
Net Asset Value - Delaware Growth Allocation
   Portfolio Class R ($933,285 / 107,149 Shares)                         $8.71
                                                                         -----
Net Asset Value - Delaware Growth Allocation
   Portfolio Institutional Class ($634,480 / 72,465 Shares)              $8.76
                                                                         -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
   (unlimited authorization - no par)                              $31,585,539
Accumulated net realized loss on investments                        (1,833,546)
Net unrealized appreciation of investments                           3,527,846
                                                                   -----------
Total net assets                                                   $33,279,839
                                                                   ===========

*Non-income producing security for the year ended September 30, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE GROWTH ALLOCATION PORTFOLIO
Net asset value Class A (A)                                              $8.74
Sales charge (5.75% of offering price,
   or 6.06% of the amount invested per share) (B)                         0.53
                                                                         -----
Offering price                                                           $9.27
                                                                         =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                DELAWARE BALANCED ALLOCATION PORTFOLIO
   OF NET ASSETS (CONTINUED)              September 30, 2004

                                                      Number of       Market
                                                        Shares         Value
AFFILIATED INVESTMENT COMPANIES- 99.27%

Equity Funds - 68.04%
   Delaware Group Equity Funds II -
      Delaware Value Fund                               872,958    $ 9,043,844
   Delaware Group Equity Funds IV -
      Delaware Diversified Growth Fund                1,114,920      6,745,263
   Delaware Group Equity Funds V -
      Delaware Small Cap Value Fund                      24,095        874,413
   Delaware Group Global & International
      Funds - Delaware Emerging
      Markets Fund                                       81,440      1,059,533
   Delaware Group Global & International
      Funds - Delaware International
      Value Equity Fund                                 220,466      3,320,222
  *Voyageur Mutual Funds III - Delaware
      Select Growth Fund                                 51,559      1,047,170
                                                                   -----------
                                                                    22,090,445
                                                                   -----------
Fixed Income Funds - 31.23%
   Delaware Group Government Fund -
      Delaware American
      Government Bond Fund                              761,039      5,905,663
   Delaware Group Income Funds -
      Delaware Corporate Bond Fund                      407,571      2,376,139
   Delaware Group Limited-Term
      Government Funds - Delaware
      Limited-Term Government Fund                      217,669      1,856,713
                                                                   -----------
                                                                    10,138,515
                                                                   -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
   (cost $29,024,184)                                               32,228,960
                                                                   -----------
                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS- 0.65%

With BNP Paribas 1.70% 10/1/04
   (dated 9/30/04, to be repurchased
   at $111,505, collateralized by $95,600
   U.S. Treasury Bills due 2/24/05,
   market value $94,898 and $19,000
   U.S. Treasury Bills due 3/17/05,
   market value $18,824)                               $111,500        111,500
With UBS Warburg 1.68% 10/1/04
   (dated 9/30/04, to be repurchased
   at $99,504 collateralized by $21,600
   U.S. Treasury Notes 5.875% due 11/15/05,
   market value $22,970, $30,900
   U.S. Treasury Notes 1.875% due 1/31/06,
   market value $30,756 and $43,300
   U.S. Treasury Notes 5.625% due 5/15/08,
   market value $47,947)                                 99,500         99,500
                                                                   -----------
Total Repurchase Agreements
   (cost $211,000)                                                     211,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES - 99.92%
   (cost $29,235,184)                                              $32,439,960
RECEIVABLES AND OTHER ASSETS
   NET OF LIABILITIES - 0.08%                                           25,520
                                                                   -----------
NET ASSETS APPLICABLE TO 3,676,414
   SHARES OUTSTANDING - 100.00%                                    $32,465,480
                                                                   ===========

Net Asset Value - Delaware Balanced Allocation
   Portfolio Class A ($26,321,487 / 2,979,295 Shares)                    $8.83
                                                                         -----
Net Asset Value - Delaware Balanced Allocation
   Portfolio Class B ($2,447,700 / 278,144 Shares)                       $8.80
                                                                         -----
Net Asset Value - Delaware Balanced Allocation
   Portfolio Class C ($1,962,369 / 222,475 Shares)                       $8.82
                                                                         -----
Net Asset Value - Delaware Balanced Allocation
   Portfolio Class R ($959,997 / 109,048 Shares)                         $8.80
                                                                         -----
Net Asset Value - Delaware Balanced Allocation
   Portfolio Institutional Class ($773,927 / 87,452 Shares)              $8.85
                                                                         -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
   (unlimited authorization - no par)                              $32,031,343
Undistributed net investment income                                    129,818
Accumulated net realized loss on investments                        (2,900,457)
Net unrealized appreciation of investments                           3,204,776
                                                                   -----------
Total net assets                                                   $32,465,480
                                                                   ===========

*Non-income producing security for the year ended September 30, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE BALANCED ALLOCATION PORTFOLIO
Net asset value Class A (A)                                              $8.83
Sales charge (5.75% of offering price,
   or 6.12% of the amount invested per share) (B)                         0.54
                                                                         -----
Offering price                                                           $9.37
                                                                         =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                  DELAWARE INCOME ALLOCATION PORTFOLIO
   OF NET ASSETS (CONTINUED)                September 30, 2004

                                                      Number of       Market
                                                        Shares         Value
AFFILIATED INVESTMENT COMPANIES- 85.48%

Equity Funds - 42.43%
   Delaware Group Equity Funds II -
      Delaware Value Fund                               525,754    $ 5,446,814
   Delaware Group Equity Funds IV -
      Delaware Diversified Growth Fund                  723,191      4,375,306
   Delaware Group Equity Funds V -
      Delaware Small Cap Value Fund                       7,958        288,786
   Delaware Group Global & International
      Funds - Delaware International
      Value Equity Fund                                 115,376      1,737,555
   Delaware Pooled Trust - Delaware
      REIT Fund                                              18            356
  *Voyageur Mutual Funds III -
      Delaware Select Growth Fund                        26,447        537,144
                                                                   -----------
                                                                    12,385,961
                                                                   -----------
Fixed Income Funds - 43.05%
   Delaware Group Government Fund -
      Delaware American
      Government Bond Fund                            1,098,406      8,523,633
   Delaware Group Income Funds -
      Delaware Corporate Bond Fund                      293,267      1,709,745
   Delaware Group Income Funds -
      Delaware High-Yield
      Opportunities Fund                                417,447      1,795,021
   Delaware Group Limited-Term
      Government Funds -
      Delaware Limited-Term
      Government Fund                                    63,153        538,696
                                                                   -----------
                                                                    12,567,095
                                                                   -----------
TOTAL AFFILIATED INVESTMENT COMPANIES
   (cost $23,940,567)                                               24,953,056
                                                                   -----------
                                                      Principal
                                                        Amount
REPURCHASE AGREEMENTS- 14.57%

With BNP Paribas 1.70% 10/1/04
   (dated 9/30/04, to be repurchased
   at $2,248,106, collateralized by
   $1,928,000 U.S. Treasury Bills due
   2/24/05, market value $1,913,694
   and $383,000 U.S. Treasury Bills
   due 3/17/05, market value $379,611)               $2,248,000      2,248,000
With UBS Warburg 1.68% 10/1/04
   (dated 9/30/04, to be repurchased
   at $2,007,094 collateralized by
   $436,000 U.S. Treasury Notes 5.875%
   due 11/15/05, market value $463,203,
   $622,000 U.S. Treasury Notes 1.875%
   due 1/31/06, market value $620,228 and
   $873,000 U.S. Treasury Notes 5.625%
   due 5/15/08, market value $966,899)                2,007,000      2,007,000
                                                                   -----------
TOTAL REPURCHASE AGREEMENTS
   (cost $4,255,000)                                                 4,255,000
                                                                   -----------

TOTAL MARKET VALUE OF SECURITIES - 100.05%
   (cost $28,195,567)                                              $29,208,056
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.05%)                                              (13,750)
                                                                   -----------
NET ASSETS APPLICABLE TO 3,456,920
   SHARES OUTSTANDING - 100.00%                                    $29,194,306
                                                                   ===========

Net Asset Value - Delaware Income Allocation
   Portfolio Class A ($27,269,626 / 3,228,879 Shares)                    $8.45
                                                                         -----
Net Asset Value - Delaware Income Allocation
   Portfolio Class B ($711,217 / 84,153 Shares)                          $8.45
                                                                         -----
Net Asset Value - Delaware Income Allocation
   Portfolio Class C ($641,379 / 76,205 Shares)                          $8.42
                                                                         -----
Net Asset Value - Delaware Income Allocation
   Portfolio Class R ($185,341 / 21,999 Shares)                          $8.42
                                                                         -----
Net Asset Value - Delaware Income Allocation
   Portfolio Institutional Class ($386,743 / 45,684 Shares)              $8.47
                                                                         -----

COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
   (unlimited authorization - no par)                              $29,215,156
Undistributed net investment income                                    317,739
Accumulated net realized loss on investments                        (1,351,078)
Net unrealized appreciation of investments                           1,012,489
                                                                   -----------
Total net assets                                                   $29,194,306
                                                                   ===========

*Non-income producing security for the year ended September 30, 2004.

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
   DELAWARE INCOME ALLOCATION PORTFOLIO
Net asset value Class A (A)                                              $8.45
Sales charge (5.75% of offering price,
   or 6.15% of the amount invested per share) (B)                         0.52
                                                                         -----
Offering price                                                           $8.97
                                                                         =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $50,000 or more.

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
   OF ASSETS AND LIABILITIES                           September 30, 2004

                                                                  Delaware Growth        Delaware Balanced        Delaware Income
                                                                Allocation Portfolio    Allocation Portfolio    Allocation Portfolio
ASSETS:
   Investments in affiliated investment companies at market          $32,807,705            $32,228,960              $24,953,056
   Repurchase agreements                                                 591,000                211,000                4,255,000
   Cash                                                                    1,087                     --                    1,344
   Subscriptions receivable                                               40,076                 85,411                    3,862
   Dividends receivable                                                    4,303                 10,108                   13,575
   Interest receivable                                                        28                     10                      200
   Due from DMC                                                           12,072                     --                   11,127
                                                                     -----------            -----------              -----------
   Total assets                                                       33,456,271             32,535,489               29,238,164
                                                                     -----------            -----------              -----------

LIABILITIES:
   Cash overdraft                                                             --                 11,597                       --
   Liquidations payable                                                  138,108                 15,540                   16,021
   Management fees payable                                                    --                  1,443                       --
   Other accrued expenses                                                 38,324                 41,429                   27,837
                                                                     -----------            -----------              -----------
   Total liabilities                                                     176,432                 70,009                   43,858
                                                                     -----------            -----------              -----------

TOTAL NET ASSETS                                                     $33,279,839            $32,465,480              $29,194,306
                                                                     ===========            ===========              ===========

INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES AT COST               $29,279,859            $29,024,184              $23,940,567
                                                                     ===========            ===========              ===========

See accompanying notes

STATEMENTS                                         DELAWARE FOUNDATION FUNDS
   OF OPERATIONS                                   Year Ended September 30, 2004

                                                                  Delaware Growth        Delaware Balanced        Delaware Income
                                                                Allocation Portfolio    Allocation Portfolio    Allocation Portfolio
INVESTMENT INCOME:
   Dividends from affiliated investment companies                    $   386,543            $   676,651              $   737,879
   Interest                                                               39,499                 48,276                   48,187
                                                                     -----------            -----------               ----------
                                                                         426,042                724,927                  786,066
                                                                     -----------            -----------               ----------
EXPENSES:
   Dividend disbursing and transfer agent fees and expenses              293,471                302,882                  202,021
   Distribution expenses -- Class A                                       81,612                 94,580                   81,547
   Distribution expenses -- Class B                                       34,602                 21,914                    7,082
   Distribution expenses -- Class C                                       29,437                 19,473                    4,051
   Distribution expenses -- Class R                                        3,950                  3,889                      798
   Registration fees                                                      47,621                 49,308                   71,465
   Management fees                                                        87,124                 92,630                   71,808
   Legal and professional fees                                            15,553                 14,703                   12,774
   Accounting and administration expenses                                 12,850                 13,685                   10,596
   Reports and statements to shareholders                                 11,685                 12,024                    4,248
   Trustees' fees                                                          2,671                  2,800                    2,470
   Custodian fees                                                          2,239                  2,585                    3,246
   Other                                                                   2,860                  2,863                    2,773
                                                                     -----------            -----------               ----------
                                                                         625,675                633,336                  474,879
   Less expenses absorbed or waived                                     (283,848)              (288,925)                (221,795)
   Less waived distribution expenses -- Class A                          (13,602)               (15,763)                 (13,591)
   Less expenses paid indirectly                                            (192)                  (217)                  (1,293)
                                                                     -----------            -----------               ----------
   Total expenses                                                        328,033                328,431                  238,200
                                                                     -----------            -----------               ----------
NET INVESTMENT INCOME                                                     98,009                396,496                  547,866
                                                                     -----------            -----------               ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions from affiliated investment companies        71,249                 82,879                   56,466
   Net realized loss from the sale of investments in affiliated
      investment companies                                            (1,316,280)            (1,347,814)                (393,397)
                                                                     -----------            -----------               ----------
   Net realized loss                                                  (1,245,031)            (1,264,935)                (336,931)
   Net change in unrealized appreciation/depreciation of investments
     in affiliated investments companies                               4,926,842              4,217,754                1,798,524
                                                                     -----------            -----------               ----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        3,681,811              2,952,819                1,461,593
                                                                     -----------            -----------               ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 3,779,820            $ 3,349,315               $2,009,459
                                                                     ===========            ===========               ==========

See accompanying notes

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
   OF CHANGES IN NET ASSETS

                                                                             Delaware Growth               Delaware Balanced
                                                                          Allocation Portfolio            Allocation Portfolio
                                                                               Year Ended                      Year Ended
                                                                         9/30/04         9/30/03         9/30/04         9/30/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                              $     98,009    $        780    $    396,496    $    314,671
   Net realized loss on investments                                     (1,245,031)       (218,333)     (1,264,935)       (951,004)
   Net change in unrealized appreciation/depreciation of investments     4,926,842       4,589,854       4,217,754       5,645,002
                                                                      ------------    ------------    ------------    ------------
   Net increase in net assets resulting from operations                  3,779,820       4,372,301       3,349,315       5,008,669
                                                                      ------------    ------------    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                             (107,228)       (110,006)       (359,682)       (418,041)
      Class B                                                                   --              --          (8,670)        (14,979)
      Class C                                                                   --              --          (7,995)        (10,054)
      Class R                                                               (1,321)             --          (3,852)             --
      Institutional Class                                                   (3,859)         (4,184)        (11,883)        (13,390)
                                                                      ------------    ------------    ------------    ------------
                                                                          (112,408)       (114,190)       (392,082)       (456,464)
                                                                      ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                           10,966,913       9,561,309      12,117,268       8,675,462
      Class B                                                            1,500,432         886,770       1,060,206         474,298
      Class C                                                            1,067,294       1,744,758         798,629         975,564
      Class R                                                            1,015,408           3,680       1,002,941           5,802
      Institutional Class                                                  104,750         119,522         131,430         169,221

   Net asset value of shares issued upon reinvestment of
      dividends and distributions:
      Class A                                                              106,633         109,438         359,681         417,755
      Class B                                                                   --              --           8,235          14,523
      Class C                                                                   --              --           7,980          10,049
      Class R                                                                1,321              --           3,850              --
      Institutional Class                                                    3,859           4,184          11,883          13,390
                                                                      ------------    ------------    ------------    ------------
                                                                        14,766,610      12,429,661      15,502,103      10,756,064
                                                                      ------------    ------------    ------------    ------------
   Cost of shares repurchased:
      Class A                                                          (12,440,964)     (3,683,925)    (18,449,997)     (4,279,406)
      Class B                                                             (500,778)       (344,067)       (460,589)       (266,731)
      Class C                                                             (736,386)       (432,647)       (710,874)       (258,949)
      Class R                                                             (118,700)        (80,246)             --
      Institutional Class                                                 (103,294)        (37,813)       (274,380)        (88,094)
                                                                      ------------    ------------    ------------    ------------
                                                                       (13,900,122)     (4,498,452)    (19,976,086)     (4,893,180)
                                                                      ------------    ------------    ------------    ------------
Increase (decrease) in net assets derived from capital
   share transactions                                                      866,488       7,931,209      (4,473,983)      5,862,884
                                                                      ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS                                    4,533,900      12,189,320      (1,516,750)     10,415,089

NET ASSETS:
   Beginning of year                                                    28,745,939      16,556,619      33,982,230      23,567,141
                                                                      ------------    ------------    ------------    ------------
   End of year(1)                                                     $ 33,279,839    $ 28,745,939    $ 32,465,480    $ 33,982,230
                                                                      ============    ============    ============    ============

   (1) Undistributed net investment income                            $         --    $         --    $    129,818    $    125,404
                                                                      ============    ============    ============    ============

See accompanying notes
                                       18

STATEMENTS                                             DELAWARE FOUNDATION FUNDS
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                    Delaware Income
                                                                                                 Allocation Portfolio
                                                                                                      Year Ended
                                                                                              9/30/04            9/30/03
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                   $    547,866       $    519,862
   Net realized loss on investments                                                            (336,931)           (84,060)
   Net change in unrealized appreciation/depreciation of investments                          1,798,524          2,716,114
                                                                                           ------------       ------------
   Net increase in net assets resulting from operations                                       2,009,459          3,151,916
                                                                                           ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class A                                                                                  (296,552)          (420,293)
      Class B                                                                                    (5,498)            (8,496)
      Class C                                                                                    (2,764)            (3,137)
      Class R                                                                                      (207)                --
      Institutional Class                                                                        (4,106)            (5,919)
                                                                                           ------------       ------------
                                                                                               (309,127)          (437,845)
                                                                                           ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Class A                                                                                 5,934,654          5,143,507
      Class B                                                                                   255,594            201,996
      Class C                                                                                   378,575            207,064
      Class R                                                                                   203,447              8,782
      Institutional Class                                                                        76,527             43,503

   Net asset value of shares issued upon reinvestment of dividends and distributions:
      Class A                                                                                   295,258            419,747
      Class B                                                                                     5,403              8,234
      Class C                                                                                     2,703              3,121
      Class R                                                                                       207                 --
      Institutional Class                                                                         4,106              5,919
                                                                                           ------------       ------------
                                                                                              7,156,474          6,041,873
                                                                                           ------------       ------------
   Cost of shares repurchased:
      Class A                                                                                (4,805,957)        (2,894,771)
      Class B                                                                                  (294,240)           (61,912)
      Class C                                                                                  (103,149)           (48,515)
      Class R                                                                                   (27,739)              (921)
      Institutional Class                                                                       (15,607)           (44,037)
                                                                                           ------------       ------------
                                                                                             (5,246,692)        (3,050,156)
                                                                                           ------------       ------------
Increase in net assets derived from capital share transactions                                1,909,782          2,991,717
                                                                                           ------------       ------------
NET INCREASE IN NET ASSETS                                                                    3,610,114          5,705,788

NET ASSETS:
   Beginning of year                                                                         25,584,192         19,878,404
                                                                                           ------------       ------------
   End of year (1)                                                                         $ 29,194,306       $ 25,584,192
                                                                                           ============       ============

   (1) Undistributed net investment income                                                 $    317,739       $     79,000
                                                                                           ============       ============

See accompanying notes
                                       19

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Growth Allocation Portfolio Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.750      $6.380       $7.310      $9.970       $9.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.036       0.009        0.029       0.295        0.174
Net realized and unrealized gain (loss) on investments                     0.987       1.413       (0.920)     (2.352)       0.845
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           1.023       1.422       (0.891)     (2.057)       1.019
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.033)     (0.052)      (0.039)     (0.346)      (0.275)
Net realized gain on investments                                              --          --           --      (0.126)      (0.274)
In excess of net realized gain on investments                                 --          --           --      (0.131)          --
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.033)     (0.052)      (0.039)     (0.603)      (0.549)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.740      $7.750       $6.380      $7.310       $9.970
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                           13.21%      22.40%      (12.30%)    (21.59%)      10.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $24,491     $22,965      $13,488     $10,688      $12,342
Ratio of expenses to average net assets                                    0.80%       0.80%        0.80%       0.76%        0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.67%       2.15%        2.11%       1.88%        1.70%
Ratio of net investment income to average net assets3                      0.42%       0.13%        0.38%       3.49%        1.75%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)            (0.45%)     (1.22%)      (0.93%)      2.37%        0.80%
Portfolio turnover                                                           12%          5%          40%         16%          87%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes
                                       20

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Growth Allocation Portfolio Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.710      $6.340       $7.280      $9.930       $9.470

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1,3)                                         (0.028)     (0.044)      (0.028)      0.231        0.099
Net realized and unrealized gain (loss) on investments                     0.978       1.414       (0.912)     (2.351)       0.840
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.950       1.370       (0.940)     (2.120)       0.939
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                         --          --           --      (0.273)      (0.205)
Net realized gain on investments                                              --          --           --      (0.126)      (0.274)
In excess of net realized gain on investments                                 --          --           --      (0.131)          --
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                             --          --           --      (0.530)      (0.479)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.660      $7.710       $6.340      $7.280       $9.930
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                           12.32%      21.61%      (12.91%)    (22.23%)      10.14%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $4,052      $2,694       $1,721      $1,754       $2,295
Ratio of expenses to average net assets                                    1.55%       1.55%        1.55%       1.51%        1.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 2.37%       2.86%        2.86%       2.63%        2.45%
Ratio of net investment income (loss) to average net assets(3)            (0.33%)     (0.62%)      (0.37%)      2.74%        1.00%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)            (1.15%)     (1.93%)      (1.68%)      1.62%        0.10%
Portfolio turnover                                                           12%          5%          40%         16%          87%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Growth Allocation Portfolio Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.710      $6.350       $7.290      $9.940       $9.480

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1,3)                                         (0.028)     (0.045)      (0.028)      0.231        0.099
Net realized and unrealized gain (loss) on investments                     0.978       1.405       (0.912)     (2.351)       0.840
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.950       1.360       (0.940)     (2.120)       0.939
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                         --          --           --      (0.273)      (0.205)
Net realized gain on investments                                              --          --           --      (0.126)      (0.274)
In excess of net realized gain on investments                                 --          --           --      (0.131)          --
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                             --          --           --      (0.530)      (0.479)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.660      $7.710       $6.350      $7.290       $9.940
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                           12.32%      21.42%      (12.89%)    (22.20%)      10.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $3,169      $2,525         $965        $964         $962
Ratio of expenses to average net assets                                    1.55%       1.55%        1.55%       1.51%        1.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 2.37%       2.86%        2.86%       2.63%        2.45%
Ratio of net investment income (loss) to average net assets(3)            (0.33%)     (0.62%)      (0.37%)      2.74%        1.00%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)            (1.15%)     (1.93%)      (1.68%)      1.62%        0.10%
Portfolio turnover                                                           12%          5%          40%         16%          87%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes
                                       22

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
--------------------------------------------------------------------------------------------------------------
                                                                  Delaware Growth Allocation Portfolio Class R
--------------------------------------------------------------------------------------------------------------
                                                                        Year Ended        6/2/03(1) to
                                                                          9/30/04           9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.750             $7.460

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2,4)                                          0.006             (0.021)
Net realized and unrealized gain on investments                            0.986              0.311
                                                                          ------             ------
Total from investment operations                                           0.992              0.290
                                                                          ------             ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.032)                --
                                                                          ------             ------
Total dividends and distributions                                         (0.032)                --
                                                                          ------             ------

NET ASSET VALUE, END OF PERIOD                                            $8.710             $7.750
                                                                          ======             ======

TOTAL RETURN(3)                                                           12.81%              3.89%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $933                 $4
Ratio of expenses to average net assets                                    1.15%              1.15%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.97%              2.88%
Ratio of net investment income (loss) to average net assets(4)             0.07%             (0.86%)
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly(4)                  (0.75%)            (2.59%)
Portfolio turnover                                                           12%                 5%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Growth Allocation Portfolio Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.760      $6.390       $7.320      $9.980       $9.520

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.057       0.027        0.048       0.317        0.199
Net realized and unrealized gain (loss) on investments                     0.995       1.413       (0.918)     (2.350)       0.835
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           1.052       1.440       (0.870)     (2.033)       1.034
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.052)     (0.070)      (0.060)     (0.370)      (0.300)
Net realized gain on investments                                              --          --           --      (0.126)      (0.274)
In excess of net realized gain on investments                                 --          --           --      (0.131)          --
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.052)     (0.070)      (0.060)     (0.627)      (0.574)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.760      $7.760       $6.390      $7.320       $9.980
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                           13.58%      22.69%      (12.05%)    (21.36%)      11.13%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $635        $557         $383        $430         $221
Ratio of expenses to average net assets                                    0.55%       0.55%        0.55%       0.51%        0.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.37%       1.86%        1.86%       1.63%        1.45%
Ratio of net investment income to average net assets(3)                    0.67%       0.38%        0.63%       3.74%        2.00%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)            (0.15%)     (0.93%)      (0.68%)      2.62%        1.10%
Portfolio turnover                                                           12%          5%          40%         16%          87%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Balanced Allocation Portfolio Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                    $8.100      $6.900       $7.580      $9.260       $8.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.100       0.088        0.119       0.372        0.246
Net realized and unrealized gain (loss) on investments                     0.727       1.249       (0.645)     (1.776)       0.572
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.827       1.337       (0.526)     (1.404)       0.818
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.097)     (0.137)      (0.147)     (0.276)      (0.338)
Net realized gain on investments                                              --          --       (0.007)         --       (0.160)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.097)     (0.137)      (0.154)     (0.276)      (0.498)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.830      $8.100       $6.900      $7.580       $9.260
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                           10.24%      19.63%       (7.23%)    (15.51%)       9.49%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $26,321     $29,746      $20,902     $20,676      $28,344
Ratio of expenses to average net assets                                    0.80%       0.80%        0.80%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.62%       2.03%        1.79%       1.64%        1.23%
Ratio of net investment income to average net assets(3)                    1.15%       1.17%        1.53%       4.39%        2.67%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)             0.33%      (0.06%)       0.54%       3.55%        2.24%
Portfolio turnover                                                           13%          9%          43%         31%          80%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                              Delaware Balanced Allocation Portfolio Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $8.080      $6.880       $7.550      $9.260       $8.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.035       0.032        0.061       0.309        0.178
Net realized and unrealized gain (loss) on investments                     0.723       1.248       (0.638)     (1.780)       0.577
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.758       1.280       (0.577)     (1.471)       0.755
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.038)     (0.080)      (0.086)     (0.239)      (0.285)
Net realized gain on investments                                              --          --       (0.007)         --       (0.160)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.038)     (0.080)      (0.093)     (0.239)      (0.445)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.800      $8.080       $6.880      $7.550       $9.260
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            9.39%      18.75%       (7.82%)    (16.20%)       8.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $2,448      $1,682       $1,230      $1,234       $1,213
Ratio of expenses to average net assets                                    1.55%       1.55%        1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 2.32%       2.74%        2.54%       2.39%        1.98%
Ratio of net investment income to average net assets(3)                    0.40%       0.42%        0.78%       3.64%        1.92%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)            (0.37%)     (0.77%)      (0.21%)      2.80%        1.49%
Portfolio turnover                                                           13%          9%          43%         31%          80%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding
throughout each period were as follows:
----------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Balanced Allocation Portfolio Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $8.090      $6.890       $7.560      $9.280       $8.960

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.035       0.031        0.061       0.309        0.177
Net realized and unrealized gain (loss) on investments                     0.733       1.249       (0.638)     (1.790)       0.588
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.768       1.280       (0.577)     (1.481)       0.765
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.038)     (0.080)      (0.086)     (0.239)      (0.285)
Net realized gain on investments                                              --          --       (0.007)         --       (0.160)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.038)     (0.080)      (0.093)     (0.239)      (0.445)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.820      $8.090       $6.890      $7.560       $9.280
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            9.50%      18.72%       (7.81%)    (16.28%)       8.74%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                   $1,962      $1,718         $812        $827         $904
Ratio of expenses to average net assets                                    1.55%       1.55%        1.55%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                  2.32%       2.74%        2.54%       2.39%        1.98%
Ratio of net investment income to average net assets(3)                    0.40%       0.42%        0.78%       3.64%        1.92%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly(3)            (0.37%)     (0.77%)      (0.21%)      2.80%        1.49%
Portfolio turnover                                                           13%          9%          43%         31%          80%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes
                                       27

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------
                                                              Delaware Balanced Allocation Portfolio Class R
-------------------------------------------------------------------------------------------------------------
                                                                       Year Ended    6/2/03(1) to
                                                                         9/30/04       9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                      $8.100        $7.860

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2,4)                                                 0.070         0.005
Net realized and unrealized gain on investments                            0.727         0.235
                                                                          ------        ------
Total from investment operations                                           0.797         0.240
                                                                          ------        ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.097)           --
                                                                          ------        ------
Total dividends and distributions                                         (0.097)           --
                                                                          ------        ------

NET ASSET VALUE, END OF PERIOD                                            $8.800        $8.100
                                                                          ======        ======

TOTAL RETURN(3)                                                            9.87%         3.05%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $960            $6
Ratio of expenses to average net assets                                    1.15%         1.15%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.92%         2.23%
Ratio of net investment income to average net assets(4)                    0.80%         0.14%
Ratio of net investment income (loss) to average net assets prior
   to expense limitation and expenses paid indirectly(4)                   0.03%        (0.94%)
Portfolio turnover                                                           13%            9%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Balanced Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $8.110      $6.910       $7.590      $9.270       $8.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.122       0.106        0.138       0.394        0.269
Net realized and unrealized gain (loss) on investments                     0.735       1.250       (0.643)     (1.785)       0.579
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.857       1.356       (0.505)     (1.391)       0.848
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.117)     (0.156)      (0.168)     (0.289)      (0.358)
Net realized gain on investments                                              --          --       (0.007)         --       (0.160)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.117)     (0.156)      (0.175)     (0.289)      (0.518)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.850      $8.110       $6.910      $7.590       $9.270
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            10.61%      19.92%       (6.98%)    (15.37%)       9.85%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $774        $831         $623        $646         $270
Ratio of expenses to average net assets                                    0.55%       0.55%        0.55%       0.55%        0.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.32%       1.74%        1.54%       1.39%        0.98%
Ratio of net investment income to average net assets(3)                    1.40%       1.42%        1.78%       4.64%        2.92%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly(3)                   0.63%       0.23%        0.79%       3.80%        2.49%
Portfolio turnover                                                           13%          9%          43%         31%          80%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Income Allocation Portfolio Class A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.930      $7.040       $7.560      $8.670       $8.550

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.161       0.173        0.214       0.402        0.382
Net realized and unrealized gain (loss) on investments                     0.453       0.866       (0.487)     (1.112)       0.249
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.614       1.039       (0.273)     (0.710)       0.631
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.094)     (0.149)      (0.247)     (0.400)      (0.468)
Net realized gain on investments                                              --          --           --          --       (0.043)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.094)     (0.149)      (0.247)     (0.400)      (0.511)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.450      $7.930       $7.040      $7.560       $8.670
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            7.77%      14.92%       (3.83%)     (8.40%)       7.66%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                  $27,270     $24,238      $18,988     $16,899      $17,051
Ratio of expenses to average net assets                                    0.80%       0.80%        0.75%       0.80%        0.80%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.62%       1.97%        1.78%       1.74%        1.71%
Ratio of net investment income to average net assets(3)                    1.93%       2.31%        2.78%       4.94%        4.43%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly(3)                   1.11%       1.14%        1.75%       4.00%        3.52%
Portfolio turnover                                                           25%          1%          21%         24%          65%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Delaware Income Allocation Portfolio Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.960      $7.080       $7.610      $8.720       $8.590

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.098       0.116        0.156       0.341        0.317
Net realized and unrealized gain (loss) on investments                     0.455       0.873       (0.495)     (1.117)       0.252
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.553       0.989       (0.339)     (0.776)       0.569
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.063)     (0.109)      (0.191)     (0.334)      (0.396)
Net realized gain on investments                                              --          --           --          --       (0.043)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.063)     (0.109)      (0.191)     (0.334)      (0.439)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.450      $7.960       $7.080      $7.610       $8.720
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            6.96%      14.09%       (4.64%)     (9.11%)       6.99%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $711        $698         $482        $348         $370
Ratio of expenses to average net assets                                    1.55%       1.55%        1.50%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 2.32%       2.68%        2.53%       2.49%        2.46%
Ratio of net investment income to average net assets(3)                    1.18%       1.56%        2.03%       4.19%        3.68%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly(3)                   0.41%       0.43%        1.00%       3.25%        2.77%
Portfolio turnover                                                           25%          1%          21%         24%          65%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Delaware Income Allocation Portfolio Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.930      $7.050       $7.580      $8.700       $8.580

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.099       0.117        0.156       0.341        0.317
Net realized and unrealized gain (loss) on investments                     0.454       0.872       (0.495)     (1.127)       0.242
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.553       0.989       (0.339)     (0.786)       0.559
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.063)     (0.109)      (0.191)     (0.334)      (0.396)
Net realized gain on investments                                              --          --           --          --       (0.043)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.063)     (0.109)      (0.191)     (0.334)      (0.439)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.420      $7.930       $7.050      $7.580       $8.700
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            6.99%      14.15%       (4.66%)     (9.25%)       6.88%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                     $641        $340         $147        $152         $192
Ratio of expenses to average net assets                                    1.55%       1.55%        1.50%       1.55%        1.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 2.32%       2.68%        2.53%       2.49%        2.46%
Ratio of net investment income to average net assets(3)                    1.18%       1.56%        2.03%       4.19%        3.68%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly(3)                   0.41%       0.43%        1.00%       3.25%        2.77%
Portfolio turnover                                                           25%          1%          21%         24%          65%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

-------------------------------------------------------------------------------------------------------------
                                                               Delaware Income Allocation Portfolio Class R
-------------------------------------------------------------------------------------------------------------
                                                                       Year Ended    6/2/03(1) to
                                                                         9/30/04       9/30/03
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.930        $7.800
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME(2,4)                                                 0.132         0.035
Net realized and unrealized gain on investments                            0.443         0.130
                                                                          ------        ------
Total from investment operations                                           0.575         0.165
                                                                          ------        ------

Less dividends and distributions from:
Net investment income                                                     (0.085)       (0.035)
                                                                          ------        ------
Total dividends and distributions                                         (0.085)       (0.035)
                                                                          ------        ------

Net asset value, end of period                                            $8.420        $7.930
                                                                          ======        ======

Total return(3)                                                            7.27%         2.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                    $185            $8
Ratio of expenses to average net assets                                    1.15%         1.15%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.92%         2.28%
Ratio of net investment income to average net assets(4)                    1.58%         1.31%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly(4)                   0.81%         0.18%
Portfolio turnover                                                           25%            1%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(4) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

FINANCIAL
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                         Delaware Income Allocation Portfolio Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Year Ended
                                                                         9/30/04     9/30/03      9/30/02     9/30/01      9/30/00
NET ASSET VALUE, BEGINNING OF PERIOD                                      $7.930      $7.040       $7.560      $8.670       $8.560

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1,3)                                                 0.182       0.192        0.233       0.422        0.404
Net realized and unrealized gain (loss) on investments                     0.462       0.860       (0.486)     (1.111)       0.237
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.644       1.052       (0.253)     (0.689)       0.641
                                                                          ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                                     (0.104)     (0.162)      (0.267)     (0.421)      (0.488)
Net realized gain on investments                                              --          --           --          --       (0.043)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.104)     (0.162)      (0.267)     (0.421)      (0.531)
                                                                          ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                            $8.470      $7.930       $7.040      $7.560       $8.670
                                                                          ======      ======       ======      ======       ======

TOTAL RETURN(2)                                                            8.16%      15.12%       (3.58%)     (8.16%)       7.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                                    $387        $300         $262        $272         $102
Ratio of expenses to average net assets                                    0.55%       0.55%        0.50%       0.55%        0.55%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly                                 1.32%       1.68%        1.53%       1.49%        1.46%
Ratio of net investment income to average net assets(3)                    2.18%       2.56%        3.03%       5.19%        4.68%
Ratio of net investment income to average net assets prior
   to expense limitation and expenses paid indirectly(3)                   1.41%       1.43%        2.00%       4.25%        3.77%
Portfolio turnover                                                           25%          1%          21%         24%          65%

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

(3) Net investment income includes short-term capital gain distributions received from the Underlying Funds.

See accompanying notes

NOTES                                                  DELAWARE FOUNDATION FUNDS
   TO FINANCIAL STATEMENTS                             September 30, 2004


Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers four portfolios: Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio, Delaware Income Allocation Portfolio and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio and Delaware Income Allocation Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Growth Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Balanced Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Income Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation -- The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

Federal Income Taxes -- Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Dividend income includes short-term capital gain distributions received from the Underlying Funds. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

Through December 31, 2003, certain expenses of the Portfolios were paid through commission arrangements with brokers. In addition, the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expenses paid under the above arrangements are included in their respective expense captions on the Statements of Operations with the corresponding offset shown as "expenses paid indirectly." The amount of these expenses for the year ended September 30, 2004, are as follows:

                                 Delaware          Delaware         Delaware
                                  Growth           Balanced          Income
                                Allocation        Allocation       Allocation
                                 Portfolio         Portfolio        Portfolio
                                 ---------         ---------        ---------
Commission reimbursements          $192               $217            $162
Earnings credits                     --                 --           1,131

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolios' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets through November 30, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing, and transfer agent services. Each Portfolio pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contractually agreed to waive distribution and service fees through November 30, 2005 in order to prevent distribution and service fees of Class A from exceeding 0.25% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

NOTES                                                  DELAWARE FOUNDATION FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

At September 30, 2004, the Portfolios had receivables from or liabilities payable to affiliates as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
Investment management fee payable to DMC                       $    --                  $(1,443)                 $   --
Dividend disbursing, transfer agent,
  accounting and administration
  fees and other expenses payable to DSC                        (4,348)                  (3,178)                 (1,935)
Other expenses payable to DMC and affiliates*                     (481)                    (477)                   (763)
Receivable from DMC under
  expense limitation agreement                                  12,072                       --                  11,127

*DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Portfolios bear the cost of certain internal legal expenses, including in-house legal services provided to the Portfolios by DMC employees. For the year ended September 30, 2004, the Portfolios had costs as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
                                                                  $2,246                 $1,673                   $1,312

For the year ended September 30, 2004, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
                                                                 $8,357                  $4,850                   $3,559

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. INVESTMENTS
For the year ended September 30, 2004, the Portfolios made purchases and sales of investment securities as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
Purchases other than
  short-term investments                                       $7,435,696             $4,052,250               $6,066,862
Sales other than
  short-term investments                                        3,716,400              4,824,913                6,102,365

At September 30, 2004, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
Cost of investments                                            $30,529,434            $29,595,763              $28,331,482
                                                               ===========            ===========              ===========
Aggregate unrealized appreciation                              $ 3,003,186            $ 3,058,291              $ 1,096,012
Aggregate unrealized depreciation                                 (133,915)              (214,094)                (219,438)
                                                               -----------            -----------              -----------
Net unrealized appreciation                                    $ 2,869,271            $ 2,844,197              $   876,574
                                                               ===========            ===========              ===========

                                       36

NOTES                                                  DELAWARE FOUNDATION FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
                                                               Year Ended              Year Ended               Year Ended
                                                          9/30/04     9/30/03      9/30/04     9/30/03      9/30/04     9/30/03
Ordinary income                                          $112,408    $114,190     $392,082    $456,464     $309,127    $437,845

As of September 30, 2004, the components of net assets on a tax basis were as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
                                                           --------------------   --------------------     --------------------
Shares of beneficial interest                                  $31,585,539              $32,031,343            $29,215,156
Undistributed ordinary income                                           --                  129,818                317,739
Capital loss carryforwards                                        (363,460)              (1,494,984)            (1,215,163)
Post-October losses                                               (811,511)              (1,044,894)                    --
Unrealized appreciation of investments                           2,869,271                2,844,197                876,574
                                                               -----------              -----------            -----------
Net assets                                                     $33,279,839              $32,465,480            $29,194,306
                                                               ===========              ===========            ===========

Post October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with federal income tax regulations, the Portfolios have elected to defer and treat as having arisen in the following fiscal year.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended September 30, 2004, the following permanent reclassifications were recorded for Delaware Growth Allocation Portfolio are primarily due to distribution differences. Results of operations and net assets were not affected by these reclassifications.

                                                       Delaware Growth
                                                     Allocation Portfolio
                                                     --------------------
Accumulated net investment income                         $14,399
Paid-in capital                                           (14,399)


For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

                                                             Delaware Growth       Delaware Balanced         Delaware Income
Year of Expiration                                         Allocation Portfolio   Allocation Portfolio     Allocation Portfolio
------------------                                         --------------------   --------------------     --------------------
2009                                                            $    920               $       --              $   32,119
2010                                                                  70                    1,769                 598,197
2011                                                             210,425                   70,441                  98,581
2012                                                             152,045                1,422,774                 486,266
                                                                --------               ----------              ----------
Total                                                           $363,460               $1,494,984              $1,215,163
                                                                ========               ==========              ==========

NOTES                                                 DELAWARE FOUNDATION FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)

5. CAPITAL SHARES

                                                             Delaware Growth       Delaware Balanced          Delaware Income
                                                           Allocation Portfolio   Allocation Portfolio      Allocation Portfolio
                                                           --------------------   --------------------      --------------------
                                                               Year Ended              Year Ended                Year Ended
                                                          9/30/04     9/30/03      9/30/04     9/30/03       9/30/04     9/30/03
Shares sold:
  Class A                                                 1,289,372   1,350,227    1,379,555   1,166,152      713,134     691,909
  Class B                                                   177,099     127,815      122,328      62,987       30,621      26,607
  Class C                                                   125,325     236,203       91,378     127,607       45,427      28,197
  Class R                                                   120,236         479      117,047         727       24,302       1,131
  Institutional Class                                        12,404      16,715       15,170      22,249        9,209       5,778

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                    12,531      16,118       41,872      58,264       35,876      56,656
  Class B                                                        --          --          958       2,020          652       1,110
  Class C                                                        --          --          926       1,396          328         421
  Class R                                                       156          --          449          --           25          --
  Institutional Class                                           457         616        1,385       1,867          498         799
                                                         ----------   ---------   ----------    --------     --------    --------
                                                          1,737,580   1,748,173    1,771,068   1,443,269      860,072     812,608
                                                         ----------   ---------   ----------    --------     --------    --------

Shares repurchased:
  Class A                                                (1,462,487)   (518,480)  (2,113,524)   (580,452)    (578,468)   (388,960)
  Class B                                                   (58,699)    (49,638)     (53,382)    (35,564)     (34,845)     (7,991)
  Class C                                                   (87,041)    (60,821)     (82,049)    (34,543)     (12,411)     (6,538)
  Class R                                                   (13,722)         --       (9,175)         --       (3,343)       (116)
  Institutional Class                                       (12,193)     (5,414)     (31,465)    (11,888)      (1,857)     (6,000)
                                                         ----------   ---------   ----------    --------     --------    --------
                                                         (1,634,142)   (634,353)  (2,289,595)   (662,447)    (630,924)   (409,605)
                                                         ----------   ---------   ----------    --------     --------    --------
Net increase                                                103,438   1,113,820     (518,527)    780,822      229,148     403,003
                                                         ==========   =========   ==========    ========     ========    ========

For the years ended September 30, 2004 and 2003, the following Class B shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                                      Year Ended                            Year Ended
                                                                       9/30/04                               9/30/03
                                                           -------------------------------       --------------------------------
                                                           Class B     Class A                   Class B      Class A
                                                            Shares      Shares      Amount        Shares       Shares      Amount
                                                           -------     -------     -------       -------      --------    -------
Delaware Growth Allocation Portfolio                        5,269       5,226      $45,328          --           --       $   --
Delaware Balanced Allocation Portfolio                        474         472        4,116         575          575        4,660
Delaware Income Allocation Portfolio                        1,319       1,322       11,019          --           --           --

6. LINE OF CREDIT
The Portfolios, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the available facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of September 30, 2004, or at any time during the year.

NOTES                                                  DELAWARE FOUNDATION FUNDS
   TO FINANCIAL STATEMENTS (CONTINUED)

7. CONTRACTUAL OBLIGATIONS
Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

8. TAX INFORMATION (UNAUDITED)
The information set forth below is for each Portfolio's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper tax treatment of this information.

For the fiscal year ended September 30, 2004, each Portfolio designates distributions paid during the year as follows:

                                                             (A)                  (B)
                                                       Long-Term Capital    Ordinary Income       Total               (C)
                                                      Gains Distributions    Distributions     Distributions       Qualifying
                                                         (Tax Basis)          (Tax Basis)       (Tax Basis)        Dividends(1)
                                                      --------------------  ----------------   -------------       ------------
Delaware Growth Allocation Portfolio                         --                  100%               100%              100%
Delaware Balanced Allocation Portfolio                       --                  100%               100%               31%
Delaware Income Allocation Portfolio                         --                  100%               100%               12%

(A) and (B) are based on a percentage of each Portfolio's total distributions.
(C) is based on a percentage of ordinary income of each Portfolio.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

REPORT
   OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Foundation Funds

We have audited the accompanying statements of net assets and statements of assets and liabilities of Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio and Delaware Income Allocation Portfolio (three of the series constituting Delaware Group Foundation Funds) (the "Portfolios") as of September 30, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of September 30, 2004, by correspondence with the transfer agent of the Underlying Funds and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Growth Allocation Portfolio, Delaware Balanced Allocation Portfolio and Delaware Income Allocation Portfolio of Delaware Group Foundation Funds at September 30, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                             Ernst & Young LLP

Philadelphia, Pennsylvania
November 5, 2004

Delaware Investments Family of Funds
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                              NUMBER OF               OTHER
                                                                       PRINCIPAL          PORTFOLIOS IN FUND       DIRECTORSHIPS
        NAME,                  POSITION(S)                           OCCUPATION(S)         COMPLEX OVERSEEN           HELD BY
       ADDRESS                 HELD WITH       LENGTH OF TIME           DURING            BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
    AND BIRTHDATE                FUND(S)           SERVED             PAST 5 YEARS             OR OFFICER            OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
 JUDE T. DRISCOLL(2)          Chairman and       4 Years -         Since August 2000,              77                   None
 2005 Market Street            Trustee(4)   Executive Officer   Mr. Driscoll has served in
  Philadelphia, PA                                              various executive capacities
      19103                                    Trustee since     at different times at
                                               May 15, 2003      Delaware Investments(1)

 March 10, 1963
                                                                 Senior Vice President and
                                                              Director of Fixed-Income Process -
                                                                 Conseco Capital Management
                                                                  (June 1998 - August 2000)

                                                                     Managing Director -
                                                                 NationsBanc Capital Markets
                                                                (February 1996 - June 1998)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
   WALTER P. BABICH            Trustee          16 Years                Board Chairman -           94                   None
 2005 Market Street                                           Citadel Construction Corporation
   Philadelphia, PA                                                     (1989 - Present)
       19103

   October 1, 1927
------------------------------------------------------------------------------------------------------------------------------------
   JOHN H. DURHAM              Trustee          25 Years(3)             Private Investor           94            Trustee - Abington
 2005 Market Street                                                                                               Memorial Hospital
  Philadelphia, PA
      19103                                                                                                     President/Director -
                                                                                                                  22 WR Corporation
   August 7, 1937
------------------------------------------------------------------------------------------------------------------------------------
   JOHN A. FRY                 Trustee(4)       3 Years                  President -               77                 Director -
 2005 Market Street                                              Franklin & Marshall College                     Community Health
  Philadelphia, PA                                                  (June 2002 - Present)                             Systems
     19103
                                                                  Executive Vice President -
   May 28, 1960                                                  University of Pennsylvania
                                                                  (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
   ANTHONY D. KNERR            Trustee          11 Years          Founder/Managing Director -      94                    None
   2005 Market Street                                            Anthony Knerr & Associates
   Philadelphia, PA                                                (Strategic Consulting)
   19103                                                               (1990 - Present)

   December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              NUMBER OF                OTHER
                                                                       PRINCIPAL          PORTFOLIOS IN FUND       DIRECTORSHIPS
        NAME,                  POSITION(S)                           OCCUPATION(S)         COMPLEX OVERSEEN           HELD BY
       ADDRESS                 HELD WITH       LENGTH OF TIME           DURING            BY TRUSTEE/DIRECTOR     TRUSTEE/DIRECTOR
    AND BIRTHDATE                FUND(S)           SERVED             PAST 5 YEARS           OR OFFICER              OR OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
   ANN R. LEVEN                 Trustee         15 Years       Treasurer/Chief Fiscal Officer -     94             Director and
2005 Market Street                                               National Gallery of Art                          Audit Committee
 Philadelphia, PA                                                      (1994 - 1999)                            Chairperson - Andy
     19103                                                                                                       Warhol Foundation

 November 1, 1940                                                                                                     Director -
                                                                                                                    Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------
  THOMAS F. MADISON             Trustee         10 Years            President/Chief                 94                Director -
 2005 Market Street                                                Executive Officer -                              Banner Health
   Philadelphia, PA                                                MLM Partners, Inc.
      19103                                                     (Small Business Investing                             Director -
                                                                     and Consulting)                              CenterPoint Energy
 February 25, 1936                                              (January 1993 - Present)
                                                                                                                 Director - Digital
                                                                                                                       River Inc.

                                                                                                                  Director - Rimage
                                                                                                                     Corporation
------------------------------------------------------------------------------------------------------------------------------------
 JANET L. YEOMANS               Trustee         5 Years           Vice President/Mergers &          94                  None
 2005 Market Street                                             Acquisitions - 3M Corporation
 Philadelphia, PA                                                 (January 2003 - Present)
     19103
                                                                    Ms. Yeomans has held
  July 31, 1948                                                 various management positions
                                                                at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
 JOSEPH H. HASTINGS             Executive       Executive        Mr. Hastings has served in         94                  None(5)
 2005 Market Street          Vice President  Vice President      various executive capacities
  Philadelphia, PA                and              and               at different times at
     19103                  Chief Financial  Chief Financial        Delaware Investments.
                                 Officer      Officer since
   December 19, 1949                         August 21, 2003
------------------------------------------------------------------------------------------------------------------------------------
 RICHELLE S. MAESTRO          Executive      Chief Legal Officer    Ms. Maestro has served in        94                  None(5)
 2005 Market Street         Vice President,       since           various executive capacities
  Philadelphia, PA        Chief Legal Officer  March 17, 2003         at different times at
     19103                  and Secretary                            Delaware Investments.

 November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL P. BISHOF       Senior Vice President  8 Years              Mr. Bishof has served in        94                    None(5)
 2005 Market Street        and Treasurer                           various executive capacities
  Philadelphia, PA                                                     at different times at
     19103                                                              Delaware Investments.

 August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

                      This page intentionally left blank.

                      This page intentionally left blank.

Delaware
Investments(SM)
-------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                          AFFILIATED OFFICERS                       CONTACT INFORMATION
JUDE T. DRISCOLL                           JOSEPH H. HASTINGS                        INVESTMENT MANAGER
Chairman                                   Executive Vice President and              Delaware Management Company
Delaware Investments Family of Funds       Chief Financial Officer                   Philadelphia, PA
Philadelphia, PA                           Delaware Investments Family of Funds
                                           Philadelphia, PA                          NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                     Delaware Distributors, L.P.
Board Chairman                             RICHELLE S. MAESTRO                       Philadelphia, PA
Citadel Construction Corporation           Executive Vice President,
King of Prussia, PA                        Chief Legal Officer and Secretary         SHAREHOLDER SERVICING, DIVIDEND
                                           Delaware Investments Family of Funds      DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                             Philadelphia, PA                          Delaware Service Company, Inc.
Private Investor                                                                     2005 Market Street
Gwynedd Valley, PA                         MICHAEL P. BISHOF                         Philadelphia, PA 19103-7094
                                           Senior Vice President and Treasurer
JOHN A. FRY                                Delaware Investments Family of Funds      FOR SHAREHOLDERS
President                                  Philadelphia, PA                          800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                        FOR SECURITIES DEALERS AND FINANCIAL
                                                                                     INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                     800 362-7500
Managing Director
Anthony Knerr & Associates                                                           WEB SITE
New York, NY                                                                         www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------

(8999)                                                       Printed in the USA
AR-444 [9/04] IVES 11/04                                                  J9845

                                         Delaware
                                         Investments(SM)
                                         --------------------------------------
                                         A member of Lincoln Financial Group(R)


GROWTH-EQUITY

ANNUAL REPORT SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                           DELAWARE S&P 500 INDEX FUND








[LOGO] POWERED BY RESEARCH.(SM)

TABLE
OF CONTENTS


-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

     Statement of Net Assets                                    7

     Statement of Operations                                   13

     Statements of Changes in Net Assets                       14

     Financial Highlights                                      15

     Notes to Financial Statements                             17
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      20
-----------------------------------------------------------------
BOARD OF TRUStees/officers                                     21
-----------------------------------------------------------------





Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

PORTFOLIO                                           DELAWARE S&P 500 INDEX FUND
MANAGEMENT REVIEW                                   October 11, 2004




FUND MANAGER

David K. Chin
Principal & Portfolio Manager
SSgA Funds Management, Inc.

Q: WHAT TYPE OF MARKET ENVIRONMENT DID THE FUND ENCOUNTER DURING THE PAST 12 MONTHS?
A: During the fiscal year ended September 30, 2004, U.S. equities, as measured by the Standard & Poor's 500 Index, posted double-digit gains. Most of the advance took place during the autumn of 2003; index performance was nearly flat during the first three quarters of 2004.

Simply put, the market has faced a challenging year in 2004 despite a growing economy, as investors seemed to consistently find something to fret about -- from the prospect for higher interest rates to the threat of terrorism during an election year. The energy sector performed well throughout all quarters, as concerns about petroleum prices increased. Conversely, a higher price for oil depressed stock market performance during the third quarter of 2004, owing to its potential to dampen economic health going forward. As the winter approaches, investors continue to be wary of elevated oil prices, which could lead to higher corporate costs and lower consumer spending.

As U.S. gross domestic product (GDP) increased by +3.3% for the second quarter of 2004, corporate earnings growth slowed (source: Bloomberg). GDP had risen by +4.5% during the first quarter of 2004, while corporate profits from current production (corporate profits with inventory valuation and capital consumption adjustments) had revealed an impressive increase of $36.5 billion (source: U.S. Department of Commerce).

With regard to the economy, many areas of broad concern still exist, although the Federal Reserve believes that the U.S. economy has come through a soft patch during the summer and has foretold of a plan to raise its interest rate target at a "measurable pace." Despite signs of improvement as the period came to a close, we believe that the employment outlook remains a critical factor in determining the future direction of the economy. Through September 30, 2004, job gains were not a significant component of the economic recovery, and investors were watching the employment picture closely. In addition, the outcome of the presidential election and the situation in Iraq continues to fuel uncertainty among equity investors.

Q: HOW DID THE FUND PERFORM DURING THE YEAR?
A: For the fiscal year ended September 30, 2004, Delaware S&P 500 Index Fund returned +13.35 % (Consultant Class shares at net asset value with distributions reinvested). The Fund underperformed the +13.86% return of its benchmark S&P 500 Index, which does not reflect the costs of operating a mutual fund. The Fund's peer group, as measured by the 178 funds of the Lipper S&P 500 Objective Funds Average, returned +13.17% for the same period.

The S&P 500 Index is a broad-based market index that investors generally view as a standard gauge of the overall market. In attempting to match the performance of the index, Delaware S&P 500 Index Fund uses what is known in the mutual fund industry as a "replication" strategy, meaning that it typically holds all 500 stocks in the index. This approach is generally considered more effective than a process of sampling, which involves holding a smaller portfolio of representative securities designed to mirror the index.

Q: WHICH AREAS OF THE MARKETS PERFORMED WELL DURING THE PERIOD?
A: The energy and utilities sectors boasted annual gains of +23.5 % and +7.6%, respectively. Both sectors showed significant improvement from last fiscal year's performance.

Investors generally sought out energy stocks, whose earnings' outlooks improved as the price of oil hit record highs near the end of the fiscal year. Valero Energy, a leading refining company and an addition to the S&P 500 Index during the period, returned 114 percent. Duke Energy, an energy enterprise with an affiliated real estate operation in the Americas, added to the positive return in the utilities sector. After struggling in prior periods, Duke Energy's stock rose 36 percent during the 12-month period ended September 30, 2004.

As evident by the rise in GDP, consumers have continued their robust spending habits, further boosting retail sales. Staples and Target provide examples of two national retailers that turned in solid performances during the fiscal year. Each company showed strong sales in a healthy retail environment.

Q: WHICH PARTS OF THE MARKET FELL BELOW EXPECTATIONS DURING THE PERIOD?
A: The airline industry in the U.S. continues to struggle -- particularly among more established carriers fighting to compete with low-cost businesses. Delta Airlines, which typifies the first group, saw its stock fall 75 percent on a generally disappointing earnings outlook.

As in any 12-month period, a number of individual stocks in otherwise healthy sectors experienced losses as well. Though many sectors within the S&P 500 Index revealed positive performances, not all participated with the same degree of strength. Although technology-related stocks performed strongly in 2003, many such stocks underperformed during 2004. Applied Micro Circuits, which develops systems and storage networking solutions, was among the index's worst performers, declining 36 percent. Semiconductor companies too were among the worst performers in the index, exemplified by industry bellwether Intel's 27 percent decline during the fiscal year.

DELAWARE
S&P 500 INDEX FUND

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware S&P 500 Index Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions.

FUND PERFORMANCE

Average Annual Total Returns
Through September 30, 2004                               One Year    Lifetime
--------------------------------------------------------------------------------
Consultant Class (Est.1/12/00)                           +13.35%      -4.40%
Institutional Class (Est. 1/12/00)                       +13.45%      -4.29%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of all distributions. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance is not a guarantee of future results.

The Fund offers Consultant and Institutional Class shares. Consultant Class shares are available without a sales charge but are subject to an annual distribution and service fee of up to 0.30%. Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes of Delaware S&P 500 Index Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

"S&P 500"and "Standard and Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Delaware Management Holdings, Inc. The Product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

Delaware
S&P 500 INDEX FUND

FUND BASICS
 As of September 30, 2004
--------------------------------------------------------------------------------
FUND OBJECTIVE:

The Fund seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.
--------------------------------------------------------------------------------
TOTAL FUND NET ASSETS:

$49.11 million
--------------------------------------------------------------------------------
NUMBER OF HOLDINGS:

500
--------------------------------------------------------------------------------
FUND START DATE:

January 12, 2000
--------------------------------------------------------------------------------

YOUR FUND MANAGER:

David K. Chin holds a BS in management information systems from the University of Massachusetts/Boston and an MBA from the University of Arizona. He is a Principal and Portfolio Manager in the U.S. Structured Products Group at State Street Global Advisors (SSgA Funds Management, Inc.), where he manages both domestic and international funds. Previously, he was a product analyst in the Analytical Services Group at Frank Russell Company.

--------------------------------------------------------------------------------

NASDAQ SYMBOLS:

Consultant Class  DSPCX
Institutional Class   DSPNX

--------------------------------------------------------------------------------


Performance of a $10,000 Investment
January 12, 2000 (Fund's inception) through September 30, 2004

                              Delaware S&P 500
                                Index Fund --
                              Consultant Class
                                   Shares           S&P 500 Index
                              ----------------      -------------
          12-Jan-00                $10,000             $10,000
          31-Mar-00                $10,678             $10,770
          20-Sep-00                $10,254             $10,382
          31-Mar-01                $ 8,315             $ 8,436
          20-Sep-01                $ 7,497             $ 7,619
          31-Mar-02                $ 8,301             $ 8,457
          30-Sep-02                $ 5,933             $ 6,060
          31-Mar-03                $ 6,219             $ 6,364
          30-Sep-03                $ 7,341             $ 7,537
          31-Mar-04                $ 8,358             $ 8,598
          30-Sep-04                $ 8,086             $ 8,582

Chart assumes $10,000 invested on January 12, 2000 and includes the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each successive month shown. The S&P 500 Index is an unmanaged index that generally tracks the performance of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

DISCLOSURE
  OF FUND EXPENSES            For the Period April 1, 2004 to September 30, 2004

As a shareholder of the fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. "Expenses Paid During Period" are equal to the Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).



DELAWARE S&P 500 INDEX FUND(1)
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000


                                                         Beginning          Ending     Annualized      Expenses
                                                          Account           Account     Expense      Paid During
                                                           Value             Value       Ratio         Period
                                                           4/1/04           9/30/04                   4/1/04 to
                                                                                                       9/30/04
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Consultant Class                                         $1,000.00          $995.50       0.52%        $2.59
Institutional Class                                       1,000.00           997.00       0.40%         2.00
----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Consultant Class                                         $1,000.00        $1,022.40       0.52%        $2.63
Institutional Class                                       1,000.00         1,023.00       0.40%         2.02
----------------------------------------------------------------------------------------------------------------

1 Effective December 1, 2004, the Fund's manager increased contractual expense waivers in effect for the Fund, causing the expenses paid by the Fund to decrease. Had the new expense waivers been in effect during the period, the Fund's expense analysis would be as follows:


DELAWARE S&P 500 INDEX FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                         Beginning          Ending     Annualized      Expenses
                                                          Account           Account     Expense      Paid During
                                                           Value             Value       Ratio         Period
                                                           4/1/04           9/30/04                   4/1/04 to
                                                                                                       9/30/04
----------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Consultant Class                                         $1,000.00          $995.70      0.48%          $2.39
Institutional Class                                       1,000.00           997.20      0.36%           1.80
----------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Consultant Class                                         $1,000.00        $1,022.60      0.48%          $2.43
Institutional Class                                       1,000.00         1,023.20      0.36%           1.82
----------------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION
  DELAWARE S&P 500 INDEX FUND                           As of September 30, 2004


The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percent of total net assets and is provided in compliance with such requirement.

------------------------------------------------------------------------
                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                  101.48%
------------------------------------------------------------------------
Automobiles & Components                                        0.88%
Banks                                                           8.00%
Capital Goods                                                   9.02%
Commercial Services & Supplies                                  1.06%
Consumer Durables & Apparel                                     1.22%
Diversified Financials                                          7.89%
Energy                                                          7.47%
Food & Staples Retailing                                        3.41%
Food, Beverage & Tobacco                                        4.76%
Healthcare Equipment & Services                                 4.53%
Hotels, Restaurants & Leisure                                   1.46%
Household & Personal Products                                   2.66%
Insurance                                                       4.65%
Materials                                                       3.18%
Media                                                           3.45%
Pharmaceuticals & Biotechnology                                 8.83%
REITs                                                           0.47%
Retail                                                          4.20%
Semiconductors & Semiconductor Equipment                        2.91%
Software & Services                                             6.19%
Technology Hardware & Equipment                                 6.88%
Telecommunication Services                                      3.74%
Transportation                                                  1.68%
Utilities                                                       2.94%
------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                       0.35%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           2.78%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              104.61%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (4.61%)
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENT                                            Delaware S&P 500 INDEX FUND
  OF NET ASSETS                                      SEPTEMBER 30, 2004




                                                        Number of      Market
                                                          Shares       Value

COMMON STOCK - 101.48%
Automobiles & Components - 0.88%
  Cooper Tire & Rubber                                        300   $   6,051
  Dana                                                        700      12,383
  Delphi Automotive Systems                                 2,676      24,860
  Ford Motor                                                8,829     124,047
  General Motors                                            2,724     115,716
 +Goodyear Tire & Rubber                                   1,000      10,740
  Harley-Davidson                                           1,360      80,838
  Johnson Controls                                            906      51,470
  Visteon                                                     527       4,211
                                                                 ------------
                                                                      430,316
                                                                 ------------
Banks - 8.00%
  AmSouth Bancorporation                                    1,793      43,749
  Bank of America                                          19,418     841,382
  BB&T                                                      2,624     104,147
  Comerica                                                    826      49,023
  Countrywide Financial                                     2,698     106,274
  Fannie Mae                                                4,607     292,084
  Fifth Third Bancorp                                       2,721     133,928
  First Horizon National                                      600      26,016
  Freddie Mac                                               3,263     212,878
  Golden West Financial                                       767      85,099
  Huntington Bancshares                                     1,165      29,020
  KeyCorp                                                   1,897      59,945
  M & T Bank                                                  600      57,420
  Marshall & Ilsley                                         1,100      44,330
  MGIC Investment                                             419      27,884
  National City                                             3,189     123,159
  North Fork Bancorporation                                 1,500      66,675
  PNC Financial Services Group                              1,313      71,033
  Regions Financial                                         2,208      72,996
  SouthTrust                                                1,562      65,073
  Sovereign Bancorp                                         1,700      37,094
  Suntrust Banks                                            1,673     117,796
  Synovus Financial                                         1,564      40,899
  U.S. Bancorp                                              9,011     260,418
  Wachovia                                                  6,283     294,987
  Washington Mutual                                         4,197     164,019
  Wells Fargo                                               8,055     480,320
  Zions Bancorp                                               373      22,768
                                                                    ---------
                                                                    3,930,416
                                                                    ---------
Capital Goods - 9.02%
  3M                                                        3,744     299,408
  American Power Conversion                                   933      16,225
 +American Standard                                         1,000      38,910
  Boeing                                                    3,982     205,551
  Caterpillar                                               1,611     129,605
  Cooper Industries                                           476      28,084
  Crane                                                       300       8,676
  Cummins                                                     200      14,778
  Danaher                                                   1,444      74,048
  Deere & Co.                                               1,198      77,331
  Dover                                                       995      38,676
  Eaton                                                       684      43,372
  Emerson Electric                                          1,968     121,800
  Fluor                                                       356      15,849
  General Dynamics                                            995     101,590
  General Electric                                         50,548   1,697,401
  Goodrich (B.F.)                                             604      18,941
  Grainger (W.W.)                                             380      21,907

                                                        Number of      Market
                                                          Shares       Value

Common Stock (continued)
Capital Goods (continued)
  Honeywell International                                   4,119  $  147,707
  Illinois Tool Works                                       1,409     131,277
  Ingersoll-Rand Class A                                      789      53,628
  ITT Industries                                              408      32,636
  Lockheed Martin                                           2,123     118,421
  Masco                                                     2,060      71,132
 +Navistar International                                      310      11,529
  Northrop Grumman                                          1,722      91,834
  Paccar                                                      803      55,503
  Pall                                                        697      17,063
  Parker Hannifin                                             541      31,843
 +Power-One                                                   674       4,368
  Raytheon                                                  2,179      82,758
  Rockwell Automation                                         880      34,056
  Rockwell Collins                                            880      32,683
  Textron                                                     622      39,976
  Tyco International                                        9,684     296,911
  United Technologies                                       2,394     223,552
                                                                    ---------
                                                                    4,429,029
                                                                    ---------
Commercial Services & Supplies - 1.06%
 +Allied Waste Industries                                   1,500      13,275
 +Apollo Group Class A                                        900      66,033
  Avery Dennison                                              511      33,614
  Block (H&R)                                                 834      41,216
  Cendant                                                   5,102     110,204
  Cintas                                                      800      33,632
  Deluxe                                                      282      11,568
  Donnelley & Sons                                          1,047      32,792
  Equifax                                                     700      18,452
 +Monster Worldwide                                           500      12,320
  Pitney Bowes                                              1,144      50,450
  Robert Half International                                   800      20,616
  Waste Management                                          2,763      75,540
                                                                    ---------
                                                                      519,712
                                                                    ---------
Consumer Durables & Apparel - 1.22%
  Black & Decker                                              339      26,252
  Brunswick                                                   500      22,880
  Centex                                                      550      27,753
 +Coach                                                       900      38,178
  Eastman Kodak                                             1,365      43,980
  Fortune Brands                                              652      48,307
  Hasbro                                                      800      15,040
  Jones Apparel Group                                         600      21,480
  KB HOME                                                     200      16,898
  Leggett & Platt                                             900      25,290
  Liz Claiborne                                               512      19,313
  MATTEL                                                    2,065      37,438
  Maytag                                                      496       9,112
  Newell Rubbermaid                                         1,339      26,834
  Nike Class B                                              1,251      98,578
  Pulte                                                       600      36,822
  Reebok International                                        300      11,016
  Snap-on                                                     357       9,839
  Stanley Works                                               399      16,969
  V F                                                         535      26,456
  Whirlpool                                                   308      18,508
                                                                    ---------
                   `                                                  596,943
                                                                    ---------

STATEMENT
  OF NET ASSETS (CONTINUED)                          DELAWARE S&P 500 INDEX FUND

                                                        Number of      Market
                                                          Shares       Value

COMMON STOCK (continued)
Diversified Financials - 7.89%
  American Express                                          6,118  $  314,832
  Bank of New York                                          3,699     107,900
  Bear Stearns                                                509      48,951
  Capital One Financial                                     1,121      82,842
  Citigroup                                                24,829   1,095,455
  +E*TRADE Group                                            1,800      20,556
  Federated Investors Class B                                 500      14,220
  Franklin Resources                                        1,183      65,964
  Goldman Sachs Group                                       2,300     214,452
  Janus Capital Group                                       1,179      16,046
  JP Morgan Chase                                          17,071     678,231
  Lehman Brothers Holdings                                  1,264     100,766
  MBNA                                                      6,120     154,224
  Mellon Financial                                          2,005      55,518
  Merrill Lynch                                             4,543     225,878
  Moody's                                                     666      48,785
  Morgan Stanley                                            5,293     260,945
  Northern Trust                                            1,065      43,452
  Principal Financial Group                                 1,500      53,955
 +Providian Financial                                       1,353      21,026
  Schwab (Charles)                                          6,492      59,661
  SLM                                                       2,140      95,444
  State Street Bank                                         1,573      67,183
  T. Rowe Price Group                                         564      28,730
                                                                    ---------
                                                                    3,875,016
                                                                    ---------
Energy - 7.47%
  Amerada Hess                                                460      40,940
  Anadarko Petroleum                                        1,152      76,447
  Apache                                                    1,562      78,272
  Ashland                                                     306      17,160
  Baker Hughes                                              1,593      69,646
  BJ Services                                                 800      41,928
  Burlington Resources                                      1,852      75,562
  ChevronTexaco                                            10,172     545,626
  ConocoPhillips                                            3,295     272,991
  Devon Energy                                              1,183      84,005
  El Paso                                                   3,122      28,691
  EOG Resources                                               543      35,757
  Exxon Mobil                                              31,178   1,506,833
  Halliburton                                               2,065      69,570
  Kerr-McGee                                                  694      39,732
  Kinder Morgan                                               601      37,755
  Marathon Oil                                              1,698      70,093
 +Nabors Industries                                           674      31,914
 +Noble                                                       597      26,835
  Occidental Petroleum                                      1,853     103,638
 +Rowan Companies                                             440      11,616
  Schlumberger Limited                                      2,795     188,131
  Sunoco                                                      300      22,194
 +Transocean                                                1,548      55,387
  Unocal                                                    1,316      56,588
  Valero Energy                                               600      48,126
  Williams                                                  2,622      31,726
                                                                    ---------
                                                                    3,667,163
                                                                    ---------
Food & Staples Retailing - 3.41%
  Albertson's                                               1,692      40,490
  Costco Wholesale                                          2,225      92,471
  CVS                                                       1,873      78,909
 +Kroger                                                    3,555      55,174

                                                        Number of      Market
                                                          Shares       Value

COMMON STOCK (continued)
Food & Staples Retailing (continued)
 +Safeway                                                   2,098  $   40,512
  Supervalu                                                   606      16,695
  Sysco                                                     3,044      91,076
  Wal-Mart Stores                                          20,342   1,082,195
  Walgreen                                                  4,931     176,678
  Winn-Dixie Stores                                           800       2,472
                                                                    ---------
                                                                    1,676,672
                                                                    ---------
Food, Beverage & Tobacco - 4.76%
  Altria Group                                              9,810     461,462
  Anheuser-Busch                                            3,883     193,956
  Archer-Daniels-Midland                                    3,241      55,032
  Brown-Forman Class B                                        580      26,564
  Campbell Soup                                             1,921      50,503
  Coca-Cola                                                11,607     464,861
  Coca-Cola Enterprises                                     2,203      41,637
  ConAgra Foods                                             2,448      62,938
  Coors (Adolph) Class B                                      194      13,176
  General Mills                                             1,798      80,730
  Heinz (H.J.)                                              1,623      58,460
  Hershey Foods                                             1,214      56,706
  Kellogg                                                   1,999      85,277
  McCormick and Company                                       700      24,038
  Pepsi Bottling Group                                      1,260      34,209
  PepsiCo                                                   8,132     395,622
  Reynolds American                                           700      47,628
  Sara Lee                                                  3,834      87,645
  UST                                                         775      31,202
  Wrigley (W.M.) Jr                                         1,076      68,122
                                                                    ---------
                                                                    2,339,768
                                                                    ---------
Healthcare Equipment & Services - 4.53%
  Aetna                                                       745      74,448
  AmerisourceBergen Class A                                   548      29,433
 +Anthem                                                      700      61,075
  Bard (C.R.)                                                 502      28,428
  Bausch & Lomb                                               232      15,416
  Baxter International                                      2,964      95,322
  Becton Dickinson                                          1,203      62,195
  Biomet                                                    1,259      59,022
 +Boston Scientific                                         4,010     159,317
  Cardinal Health                                           2,063      90,298
 +Caremark RX                                               2,287      73,344
  Cigna                                                       646      44,981
 +Express Scripts Class A                                     400      26,136
 +Fisher Scientific Intl                                      500      29,165
  Guidant                                                   1,514      99,985
  HCA                                                       2,309      88,088
  Health Management Associates Class A                      1,200      24,516
 +Hospira                                                     783      23,960
 +Humana                                                      800      15,984
  IMS Health                                                1,167      27,915
  Manor Care                                                  400      11,984
  McKesson HBOC                                             1,448      37,141
 +Medco Health Solutions                                    1,295      40,016
  Medtronic                                                 5,799     300,968
 +Millipore                                                   237      11,340
  PerkinElmer                                                 699      12,037
  Quest Diagnostics                                           500      44,110
 +St. Jude Medical                                            882      66,388
  Stryker                                                   1,956      94,044

STATEMENT
  OF NET ASSETS (CONTINUED)                          DELAWARE S&P 500 INDEX FUND

                                                        Number of      Market
                                                          Shares       Value


COMMON STOCK (continued)
Healthcare Equipment & Services (continued)
 +Tenet Healthcare                                          2,332  $   25,162
 +Thermo Electron                                             799      21,589
  UnitedHealth Group                                        3,190     235,231
 +Waters                                                      600      26,460
 +Wellpoint Health Networks                                   744      78,187
 +Zimmer Holdings                                           1,172      92,635
                                                                   ----------
                                                                    2,226,320
                                                                   ----------
Hotels, Restaurants & Leisure - 1.46%
  Carnival                                                  3,002     141,965
  Darden Restaurants                                          800      18,656
  Harrah's Entertainment                                      547      28,980
  Hilton Hotels                                             1,909      35,966
  International Game Technology                             1,600      57,520
  Marriott International Class A                            1,112      57,780
  McDonald's                                                6,014     168,571
 +Starbucks                                                 1,866      84,828
  Starwood Hotels & Resorts Worldwide                       1,000      46,420
  Wendy's International                                       540      18,144
  Yum Brands                                                1,366      55,542
                                                                    ---------
                                                                      714,372
                                                                    ---------
Household & Personal Products - 2.66%
  Alberto-Culver Class B                                      453      19,696
  Avon Products                                             2,314     101,076
  Clorox                                                    1,003      53,460
  Colgate-Palmolive                                         2,559     115,616
  Gillette                                                  4,805     200,561
  Kimberly-Clark                                            2,394     154,628
  Procter & Gamble                                         12,166     658,424
                                                                    ---------
                                                                    1,303,461
                                                                    ---------
Insurance - 4.65%
  ACE Limited                                               1,400      56,084
  AFLAC                                                     2,388      93,633
  Allstate                                                  3,357     161,103
  AMBAC Financial Group                                       471      37,656
  American International Group                             12,485     848,856
  Aon                                                       1,583      45,495
  Chubb                                                       916      64,376
  Cincinnati Financial                                        829      34,171
  Hartford Financial Services                               1,409      87,259
  Jefferson-Pilot                                             650      32,279
**Lincoln National                                            848      39,856
  Loews Corporation                                           875      51,188
  Marsh & McLennan                                          2,532     115,864
  MBIA                                                        632      36,789
  MetLife                                                   3,600     139,141
  Progressive                                               1,077      91,276
  Prudential Financial                                      2,500     117,600
  SAFECO                                                      595      27,162
  St. Paul                                                  3,255     107,610
  Torchmark                                                   569      30,259
  UnumProvident                                             1,428      22,405
  XL Capital Limited Class A                                  600      44,394
                                                                    ---------
                                                                    2,284,456
                                                                    ---------
Materials - 3.18%
  Air Products & Chemicals                                  1,084      58,948
  Alcoa                                                     4,181     140,440
  Allegheny Technologies                                      400       7,300
  Ball                                                        508      19,014

                                                        Number of      Market
                                                          Shares       Value

COMMON STOCK (continued)
  Materials (continued)
  Bemis                                                       470  $   12,493
  Dow Chemical                                              4,523     204,349
  duPont (E.I.) deNemours                                   4,805     205,653
  Eastman Chemical                                            346      16,452
  Ecolab                                                    1,214      38,168
  Engelhard                                                   608      17,237
  Freeport-McMoRan Copper & Gold Class B                      900      36,450
  Georgia-Pacific                                           1,297      46,627
  Great Lakes Chemical                                        300       7,680
 +Hercules                                                    500       7,125
  International Flavors & Fragrances                          500      19,100
  International Paper                                       2,336      94,398
  Louisiana-Pacific                                           600      15,570
  MeadWestvaco                                                951      30,337
  Monsanto                                                  1,323      48,184
  Newmont Mining                                            2,140      97,434
  Nucor                                                       330      30,152
 +Pactiv                                                      700      16,275
  Phelps Dodge                                                432      39,757
  PPG Industries                                              799      48,963
  Praxair                                                   1,552      66,332
  Rohm & Haas Co                                            1,068      45,892
 +Sealed Air                                                  393      18,216
  Sigma-Aldrich                                               365      21,170
  Temple-Inland                                               273      18,332
  United States Steel                                         600      22,572
  Vulcan Materials                                            499      25,424
  Weyerhaeuser                                              1,145      76,120
  Worthington Industries                                      500      10,675
                                                                    ---------
                                                                    1,562,839
                                                                    ---------
Media - 3.45%
  Clear Channel Communications                              2,850      88,835
 +Comcast Class A                                          10,691     301,913
  Disney (Walt)                                             9,916     223,606
  Dow Jones                                                   403      16,366
  Gannett                                                   1,227     102,774
  +InterPublic Group                                        2,008      21,265
  Knight-Ridder                                               357      23,366
  McGraw-Hill Companies                                       875      69,729
  Meredith                                                    200      10,276
  New York Times Class A                                      671      26,236
  Omnicom Group                                               854      62,393
 +Time Warner                                              21,829     352,319
  Tribune                                                   1,492      61,396
 +Univision Communications Class A                          1,544      48,806
  Viacom Class B                                            8,422     282,642
                                                                    ---------
                                                                    1,691,922
                                                                    ---------
Pharmaceuticals & Biotechnology - 8.83%
   Abbott Laboratories                                      7,530     318,971
   Allergan                                                   590      42,805
  +Amgen                                                    6,071     344,104
   Applera Corp-Applied Biosystems Group                      938      17,700
  +Biogen Idec                                              1,596      97,627
   Bristol-Myers Squibb                                     9,410     222,735
  +Chiron                                                     862      38,100
  +Forest Laboratories Class A                              1,738      78,175
  +Genzyme                                                  1,100      59,851
  +Gilead Sciences                                          2,100      78,498
   Johnson & Johnson                                       14,216     800,787

STATEMENT
  OF NET ASSETS (CONTINUED)                          DELAWARE S&P 500 INDEX FUND

                                                        Number of      Market
                                                          Shares       Value


COMMON STOCK (continued)
Pharmaceuticals & Biotechnology (continued)
 +King Pharmaceuticals                                      1,074  $   12,824
  Lilly (Eli)                                               5,426     325,831
 +Medimmune                                                 1,221      28,938
  Merck                                                    10,586     349,338
  Mylan Laboratories                                        1,300      23,400
  Pfizer                                                   36,095   1,104,508
  Schering-Plough                                           7,101     135,345
 +Watson Pharmaceutical                                       514      15,142
  Wyeth                                                     6,393     239,098
                                                                    ---------
                                                                    4,333,777
                                                                    ---------
REITs - 0.47%
  Apartment Investment & Management Class A                   500      17,390
  Equity Office Properties Trust                            2,000      54,500
  Equity Residential                                        1,400      43,400
  Plum Creek Timber                                           900      31,527
  ProLogis                                                    900      31,716
  Simon Property Group                                      1,000      53,630
                                                                    ---------
                                                                      232,163
                                                                    ---------
Retail - 4.20%
 +AutoNation                                                1,200      20,496
 +AutoZone                                                    432      33,372
 +Bed Bath & Beyond                                         1,468      54,477
  Best Buy                                                  1,595      86,513
 +Big Lots                                                    500       6,115
  Boise Cascade                                               454      15,109
  Circuit City Stores                                         956      14,665
  Dillard's Class A                                           500       9,870
  Dollar General                                            1,641      33,066
  +eBay                                                     3,200     294,209
  Family Dollar Stores                                        800      21,680
  Federated Department Stores                                 898      40,796
  Gap                                                       4,359      81,513
  Genuine Parts                                               809      31,049
  Home Depot                                               10,506     411,836
 +Kohl's                                                    1,592      76,718
  Limited Brands                                            2,184      48,681
  Lowe's                                                    3,700     201,095
  May Department Stores                                     1,394      35,728
  Nordstrom                                                   700      26,768
 +Office Depot                                              1,524      22,906
  Penney (J.C.)                                             1,400      49,392
  Radioshack                                                  760      21,766
  Sears, Roebuck                                              980      39,053
  Sherwin-Williams                                            700      30,772
  Staples                                                   2,341      69,809
  Target                                                    4,288     194,032
  Tiffany & Co.                                               736      22,625
  TJX                                                       2,356      51,926
 +Toys R Us                                                   997      17,687
                                                                    ---------
                                                                    2,063,724
                                                                    ---------
Semiconductors & Semiconductor Equipment - 2.91%
 +Advanced Micro Devices                                    1,710      22,230
 +Altera                                                    1,856      36,322
  Analog Devices                                            1,860      72,131
 +Applied Materials                                         8,162     134,591
 +Applied Micro Circuits                                    1,900       5,947
 +Broadcom Class A                                          1,575      42,982
  Intel                                                    30,662     615,080
 +KLA-Tencor                                                  946      39,240

                                                        Number of      Market
                                                          Shares       Value
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
  Linear Technology                                         1,451  $   52,584
 +LSI Logic                                                 1,775       7,650
  Maxim Integrated Products                                 1,567      66,268
 +Micron Technology                                         3,065      36,872
 +National Semiconductor                                    1,726      26,736
 +Novellus Systems                                            620      16,486
 +Nvidia                                                      800      11,616
 +PMC - Sierra                                                800       7,048
 +Teradyne                                                    913      12,234
  Texas Instruments                                         8,370     178,114
  Xilinx                                                    1,694      45,738
                                                                    ---------
                                                                    1,429,869
                                                                    ---------
Software & Services - 6.19%
  Adobe Systems                                             1,108      54,813
 +Affiliated Computer Services Class A                        600      33,402
  Autodesk                                                    588      28,594
  Automatic Data Processing                                 2,759     114,002
 +BMC Software                                              1,000      15,810
 +Citrix Systems                                              844      14,787
  Computer Associates International                         2,823      74,245
 +Computer Sciences                                           899      42,343
 +Compuware                                                 1,607       8,276
 +Convergys                                                   743       9,978
 +Electronic Arts                                           1,500      68,985
  Electronic Data Systems                                   2,540      49,251
  First Data                                                4,116     179,046
 +Fiserv                                                    1,005      35,034
 +Intuit                                                      900      40,860
 +Mercury Interactive                                         443      15,452
  Microsoft                                                51,984   1,437,357
 +Novell                                                    2,164      13,655
 +Oracle                                                   24,925     281,154
 +Parametric Technology                                     1,200       6,336
  Paychex                                                   1,800      54,270
 +PeopleSoft                                                1,801      35,750
  Sabre Group Holdings Class A                                593      14,546
 +Siebel Systems                                            2,339      17,636
 +SunGard Data Systems                                      1,400      33,278
 +Symantec                                                  1,500      82,320
 +Unisys                                                    1,800      18,576
 +Veritas Software                                          2,205      39,249
 +Yahoo                                                     6,548     222,043
                                                                    ---------
                                                                    3,041,048
                                                                    ---------
Technology Hardware & Equipment - 6.88%
 +ADC Telecommunications                                    5,250       9,503
 +Agilent Technologies                                      2,385      51,444
 +Andrew                                                      756       9,253
 +Apple Computer                                            1,915      74,206
 +Avaya                                                     2,219      30,933
 +CIENA                                                     3,300       6,534
 +Cisco Systems                                            32,353     585,589
 +Comverse Technology                                         912      17,173
 +Corning                                                   6,573      72,829
 +Dell                                                     11,885     423,106
 +EMC                                                      11,576     133,587
 +Gateway                                                   1,606       7,950
  Hewlett-Packard                                          14,527     272,381
  International Business Machines                           7,994     685,405
 +Jabil Circuit                                             1,000      23,000

STATEMENT
  OF NET ASSETS (CONTINUED)                          DELAWARE S&P 500 INDEX FUND

                                                        Number of      Market
                                                          Shares       Value

COMMON STOCK (continued)
Technology Hardware & Equipment (continued)
 +JDS Uniphase                                              7,072  $   23,833
 +Lexmark International Class A                               583      48,978
 +Lucent Technologies                                      20,579      65,235
  Molex                                                       979      29,194
  Motorola                                                 11,368     205,079
 +NCR                                                         486      24,101
 +Network Appliance                                         1,704      39,192
 +QLogic                                                      448      13,265
  QUALCOMM                                                  7,810     304,902
 +Sanmina                                                   2,581      18,196
  Scientific-Atlanta                                          702      18,196
 +Solectron                                                 4,658      23,057
 +Sun Microsystems                                         15,869      64,111
  Symbol Technologies                                       1,100      13,904
  Tektronix                                                   356      11,837
 +Tellabs                                                   1,978      18,178
 +Xerox                                                     4,011      56,475
                                                                    ----------
                                                                    3,380,626
                                                                    ---------
Telecommunication Services - 3.74%
  Alltel                                                    1,422      78,082
  AT&T                                                      3,699      52,970
 +AT&T Wireless Services                                   13,149     194,342
  BellSouth                                                 8,820     239,198
  CenturyTel                                                  622      21,297
  Citizens Communications                                   1,700      22,763
 +Nextel Communications                                     5,336     127,210
 +Qwest Communications International                        8,551      28,475
  SBC Communications                                       15,874     411,930
  Sprint - FON Group                                        7,023     141,373
  Verizon Communications                                   13,210     520,211
                                                                    ---------
                                                                    1,837,851
                                                                    ---------
Transportation - 1.68%
  Burlington Northern Santa Fe                              1,750      67,043
  CSX                                                       1,035      34,362
 +Delta Air Lines                                             862       2,836
  Fedex                                                     1,404     120,309
  Norfolk Southern                                          1,833      54,513
  Ryder System                                                300      14,112
  Southwest Airlines                                        3,704      50,448
  Union Pacific                                             1,232      72,195
  United Parcel Service Class B                             5,400     409,968
                                                                    ---------
                                                                      825,786
                                                                    ---------
Utilities - 2.94%
  +AES                                                      3,167      31,638
  +Allegheny Energy                                           573       9,145
  Ameren                                                      906      41,812
  American Electric Power                                   1,843      58,902
  +Calpine                                                  2,581       7,485
  Centerpoint Energy                                        1,489      15,426
  Cinergy                                                     900      35,640
  +CMS Energy                                                 700       6,664
  Consolidated Edison                                       1,152      48,430
  Constellation Energy                                        866      34,501
  Dominion Resources                                        1,540     100,485
  DTE Energy                                                  885      37,338
  Duke Energy                                               4,508     103,188
  +Dynegy                                                   1,660       8,283
  Edison International                                      1,620      42,946
  Entergy                                                   1,057      64,065

                                                        Number of      Market
                                                          Shares       Value
COMMON STOCK (continued)
Utilities (continued)
  Exelon                                                    3,210 $   117,774
  FirstEnergy                                               1,547      63,551
  FPL Group                                                   824      56,296
  KeySpan                                                     743      29,126
  Nicor                                                       235       8,625
  Nisource                                                  1,315      27,628
  Peoples Energy                                              200       8,336
 +PG&E                                                      1,922      58,429
  Pinnacle West Capital                                       497      20,626
  PPL                                                         932      43,972
  Progress Energy                                           1,240      52,502
  Public Service Enterprise Group                           1,132      48,223
  Sempra Energy                                             1,100      39,809
  Southern                                                  3,508     105,170
  Teco Energy                                                 900      12,177
  TXU                                                       1,464      70,155
  Xcel Energy                                               2,018      34,952
                                                                    ---------
                                                                    1,443,299
                                                                    ---------
TOTAL COMMON STOCK (cost $45,599,310)                              49,836,548
                                                                   ----------
                                                        Principal
                                                          Amount
U.S. TREASURY OBLIGATIONS - 0.35%
  *Treasury Bill 1.60% 12/9/04                           $173,000     172,465
                                                                   ----------
TOTAL U.S. TREASURY OBLIGATIONS (cost $172,469)                       172,465
                                                                   ----------

REPURCHASE AGREEMENTS - 2.78%
  With BNP Paribas 1.70% 10/1/04
    (dated 9/30/04, to be repurchased at
    $720,034 collateralized by $617,000
    U.S. Treasury Bills due 2/24/05,
    market value $613,012, and $123,000
    U.S. Treasury Bills due 3/17/05,
    market value $121,600)                                720,000     720,000
With UBS Warburg 1.68% 10/1/04
    (dated 9/30/04, to be repurchased at
    $643,030 collateralized by $140,000
    U.S. Treasury Notes 5.875% due
    11/15/05, market value $148,377,
    $199,000 U.S. Treasury Notes 1.875%
    due 1/31/06, market value $198,677,
    and $280,000 U.S. Treasury Notes
    5.625% due 5/15/08, market value
    $309,726)                                             643,000     643,000
                                                                    ---------
TOTAL REPURCHASE AGREEMENTS (cost $1,363,000)                       1,363,000
                                                                    ---------

TOTAL MARKET VALUE OF SECURITIES - 104.61%
  (cost $47,134,779)                                               51,372,013
LIABILITIES NET OF RECEIVABLES AND
  OTHER ASSETS - (4.61%)                                           (2,262,742)
                                                                   ----------
NET ASSETS APPLICABLE TO 7,437,044
  SHARES OUTSTANDING - 100.00%                                    $49,109,271
                                                                  -----------

Net Asset Value - Delaware S&P 500 Index Fund
  Consultant Class ($26,851,501 / 4,069,565 Shares)                     $6.60
                                                                       ------
Net Asset Value - Delaware S&P 500 Index Fund
  Institutional Class ($22,257,770 / 3,367,479 Shares)                  $6.61
                                                                       ------

STATEMENT
  OF NET ASSETS (CONTINUED)                          DELAWARE S&P 500 INDEX FUND


COMPONENTS OF NET ASSETS AT SEPTEMBER 30, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                              $54,127,827
Undistributed net investment income                                   618,244
Accumulated net realized loss on investments                       (9,857,133)
Net unrealized appreciation of investments                          4,220,333
                                                                  -----------
Total net assets                                                  $49,109,271
                                                                  ===========

 +Non-income producing security for the year ended September 30, 2004.

 *Pledged as collateral for futures contracts. The interest rate shown is the yield at the time of purchase.

**Lincoln National Corporation is the indirect parent of the Fund's investment advisor, Delaware Management Company, a series of Delaware Management Business Trust.

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

See accompanying notes

STATEMENT                                          DELAWARE S&P 500 INDEX FUND
  OF OPERATIONS                                    Year Ended September 30, 2004



INVESTMENT INCOME:
  Dividends                                                           $1,188,433
  Interest                                                                14,667       $ 1,203,100
                                                                    ------------       -----------

EXPENSES:
  Dividend disbursing and transfer agent fees and expenses               834,879
  Distribution expenses -- Consultant Class                              132,858
  Management fees                                                         49,047
  Registration fees                                                       27,305
  Accounting and administration expenses                                  25,873
  Legal and professional fees                                             22,818
  Reports and statements to shareholders                                  19,485
  Custodian fees                                                           6,020
  Trustees' fees                                                           3,905
  Other                                                                    4,526         1,126,716
                                                                    ------------
  Less expenses absorbed or waived                                                        (712,393)
  Less waived distribution expenses -- Consultant Class                                    (79,715)
  Less expenses paid indirectly                                                               (410)
                                                                                       -----------
  Total expenses                                                                           334,198
                                                                                       -----------
NET INVESTMENT INCOME                                                                      868,902
                                                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on:
  Investments                                                                           (2,873,213)
  Futures contracts                                                                        141,802
                                                                                       -----------
  Net realized loss                                                                     (2,731,411)
  Net change in unrealized appreciation/depreciation of investments                     10,102,958
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                          7,371,547
                                                                                       -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $8,240,449
                                                                                       ===========


See accompanying notes

STATEMENTS
  OF CHANGES IN NET ASSETS                           DELAWARE S&P 500 INDEX FUND


                                                                                                         Year Ended
                                                                                                9/30/04               9/30/03

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                       $    868,902         $    710,312
  Net realized loss on investments                                                              (2,731,411)
  Net change in unrealized appreciation/depreciation of investments                             10,102,958           13,809,744
                                                                                              ------------         ------------
  Net increase in net assets resulting from operations                                           8,240,449           11,151,765
                                                                                              ------------         ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Consultant Class                                                                              (535,360)            (279,419)
    Institutional Class                                                                           (308,072)            (290,781)
                                                                                              ------------         ------------
                                                                                                  (843,432)            (570,200)
                                                                                              ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Consultant Class                                                                            18,181,154           22,407,414
    Institutional Class                                                                          9,085,493            9,569,921

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Consultant Class                                                                               535,359              279,419
    Institutional Class                                                                            308,071              240,861
                                                                                              ------------         ------------
                                                                                                28,110,077           32,497,615
                                                                                              ------------         ------------
  Cost of shares repurchased:
    Consultant Class                                                                           (36,503,837)
    Institutional Class                                                                        (11,760,089)
                                                                                              ------------         ------------
                                                                                               (48,263,926)         (25,104,988)
                                                                                              ------------         ------------
Increase (decrease) in net assets derived from capital share transactions                      (20,153,849)           7,392,627
                                                                                              ------------         ------------
NET INCREASE (DECREASE) IN NET ASSETS                                                         (12,756,832)           17,974,192

NET ASSETS:
  Beginning of year                                                                             61,866,103           43,891,911
                                                                                              ------------         ------------
  End of year(1)                                                                              $ 49,109,271         $ 61,866,103
                                                                                              ============         ============
(1) Undistributed net investment income                                                       $    618,244         $    592,774
                                                                                              ============         ============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware S&P 500 Index Fund Consultant Class

                                                                                                               1/12/00(1)
                                                                                 Year Ended                        to
                                                                9/30/04    9/30/03      9/30/02     9/30/01     9/30/00

NET ASSET VALUE, BEGINNING OF PERIOD                            $5.890      $4.810       $6.140      $8.470       $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                         0.078       0.069        0.063       0.063        0.059
Net realized and unrealized gain (loss) on investments           0.706       1.067       (1.324)     (2.325)      (0.089)
                                                               -------     -------      -------     -------      -------
Total from investment operations                                 0.784       1.136       (1.261)     (2.262)      (0.030)
                                                               -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                           (0.074)     (0.056)      (0.042)     (0.057)          --
Net realized gain on investments                                    --          --       (0.027)     (0.011)          --
                                                               -------     -------      -------     -------      -------
Total dividends and distributions                               (0.074)     (0.056)      (0.069)     (0.068)          --
                                                               -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                  $6.600      $5.890       $4.810      $6.140       $8.470
                                                               =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                 13.35%      23.74%      (20.86%)    (26.89%)      (0.35%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $26,851     $39,857      $21,624     $13,600       $5,219
Ratio of expenses to average net assets                          0.52%       0.52%        0.52%       0.52%        0.52%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly       1.72%       2.39%        2.03%       2.37%        1.83%
Ratio of net investment income to average net assets             1.20%       1.26%        1.02%       0.87%        0.95%
Ratio of net investment loss to average net assets
  prior to expense limitation and expenses paid indirectly       0.00%      (0.61%)      (0.49%)     (0.98%)      (0.36%)
Portfolio turnover                                                 11%         18%           9%         23%          18%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                    Delaware S&P 500 Index Fund Institutional Class

                                                                                                               1/12/00(1)
                                                                                 Year Ended                        to
                                                                9/30/04    9/30/03      9/30/02     9/30/01     9/30/00

NET ASSET VALUE, BEGINNING OF PERIOD                            $5.900      $4.820       $6.150      $8.480       $8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                         0.086       0.075        0.070       0.072        0.066
Net realized and unrealized gain (loss) on investments           0.705       1.068       (1.329)     (2.324)      (0.086)
                                                               -------     -------      -------     -------      -------
Total from investment operations                                 0.791       1.143       (1.259)     (2.252)      (0.020)
                                                               -------     -------      -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                           (0.081)     (0.063)      (0.044)     (0.067)          --
Net realized gain on investments                                    --          --       (0.027)     (0.011)          --
                                                               -------     -------      -------     -------      -------
Total dividends and distributions                               (0.081)     (0.063)      (0.071)     (0.078)          --
                                                               -------     -------      -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                  $6.610      $5.900       $4.820      $6.150       $8.480
                                                               =======     =======      =======     =======      =======

TOTAL RETURN(3)                                                 13.45%      23.85%      (20.80%)    (26.77%)      (0.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $22,258     $22,009      $22,268     $19,999      $23,905
Ratio of expenses to average net assets                          0.40%       0.40%        0.40%       0.40%        0.40%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly       1.42%       2.11%        1.91%       2.25%        1.71%
Ratio of net investment income to average net assets             1.32%       1.38%        1.14%       0.99%        1.07%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       0.30%      (0.33%)      (0.37%)     (0.86%)      (0.24%)
Portfolio turnover                                                 11%         18%           9%         23%          18%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                               DELAWARE S&P 500 INDEX FUND
  TO FINANCIAL STATEMENTS                             September 30, 2004


Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers four series: Delaware Balanced Allocation Portfolio, Delaware Growth Allocation Portfolio, Delaware Income Allocation Portfolio, and Delaware S&P 500 Index Fund. These financial statements and the related notes pertain to Delaware S&P 500 Index Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Consultant Class and Institutional Class shares. Neither class is subject to a sales charge.

The investment objective of the Fund is to seek to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Through December 31, 2003, certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $410 for the year ended September 30, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended September 30, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
   WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated at the rate of 0.07% of average daily net assets.

DMC has entered into a sub-advisory agreement with SSgA Funds Management, Inc. ("SSFM"), a subsidiary of State Street Corporation, with respect to the management of the Fund. For the services provided, DMC pays SSFM an annual fee which is calculated at the rate of 0.05% on the first $50 million of average daily net assets of the Fund, 0.04% on the next $50 million and 0.02% on the average daily net assets in excess of $100 million, subject to an annual minimum of $50,000. The Fund does not pay any fees directly to SSFM.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed 0.40% of average daily net assets of the Fund through November 30, 2004. Effective December 1, 2004 DMC has elected to waive its fees in order to prevent annual operating expenses from exceeding 0.36% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class. DDLP has contracted to waive distribution and service fees through November 30, 2005 in order to prevent distribution and service fees of Consultant Class shares from exceeding 0.12% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At September 30, 2004, the Fund had receivables from or liabilities payable to affiliates as follows:

  Receivable from DMC under expense limitation agreement       $29,152

  Dividend disbursing, transfer agent fees,
    accounting and other expense payable to DSC                 (7,498)

  Other expenses payable to DMC and affiliates*                (12,053)

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.


As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in-house legal services provided to the Fund by DMC employees. For the year ended September 30, 2004, the Fund had costs of $1,091.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)                DELAWARE S&P 500 INDEX FUND

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended September 30, 2004, the Fund made purchases of $7,539,711 and sales of $27,214,383 of investment securities other than short-term investments.

At September 30, 2004, the cost of investments for federal income tax purposes was $53,088,007. At September 30, 2004, the net unrealized depreciation was $1,715,994 of which $5,163,050 related to unrealized appreciation of investments and $6,879,044 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the year ended September 30, 2004 and 2003 was as follows:

                                                              Year Ended
                                                         9/30/04       9/30/03
                                                         -------       -------
Ordinary income                                          $843,432      $570,200

As of September 30, 2004, the components of net assets on a tax basis were as follows:

      Shares of beneficial interest                              $54,127,827
      Undistributed ordinary income                                  618,244
      Capital loss carryforwards                                  (1,191,383)
      Post-October losses                                         (2,729,423)
      Unrealized depreciation of investments                      (1,715,994)
                                                                 -----------
      Net assets                                                 $49,109,271
                                                                 -----------

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $48,139 was utilized in 2004. Such capital loss carryforwards expire as follows: $1,191,383 in 2011.

Post-October losses represent losses realized on investment transactions from November 1, 2003 through September 30, 2004 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                                Year Ended
                                                       9/30/04         9/30/03
                                                      ---------       ---------
Shares sold:
  Consultant Class                                    2,812,110       4,108,074
  Institutional Class                                 1,389,105       1,758,850

Shares issued upon reinvestment of
  dividend and distributions:
  Consultant Class                                       83,519          52,326
  Institutional Class                                    47,986          45,105
                                                     ----------      ----------
                                                      4,332,720       5,964,355
                                                     ----------      ----------
Shares repurchased:
Consultant Class                                     (5,589,160)     (1,889,206)
Institutional Class                                  (1,798,151)     (2,693,200)
                                                     ----------      ----------
                                                     (7,387,311)     (4,582,406)
                                                     ----------      ----------
Net increase (decrease)                              (3,054,591)      1,381,949
                                                     ==========      ==========

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of September 30, 2004, or at any time during the year.

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)                DELAWARE S&P 500 INDEX FUND

7. FUTURES CONTRACTS
The Fund uses futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it is closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at September 30, 2004 were as follows:

Contracts to Buy      Notional Cost      Expiration Date     Unrealized Loss
----------------      -------------      ---------------     ---------------
37 S&P 500 E-Mini      $2,079,215         December 2004        $(16,901)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended September 30, 2004, the Fund designates distributions paid during the year as follows:

      (A)                     (B)
   Long-Term               Ordinary
 Capital Gains              Income                   Total              (C)
 Distributions           Distributions          Distributions       Qualifying
  (Tax Basis)             (Tax Basis)            (Tax Basis)        Dividends1
  -----------             -----------            -----------        ----------
       0%                     100%                   100%              100%

(A) and (B) are based on a percentage of the Fund's total distributions.

(C) is based on a percentage of ordinary income of the Fund.

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group Foundation Funds -- Delaware S&P 500
Index Fund

We have audited the accompanying statement of net assets of Delaware S&P 500 Index Fund (one of the series constituting Delaware Group Foundation Funds) (the "Fund") as of September 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period January 12, 2000 (commencement of operations) through September 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware S&P 500 Index Fund of Delaware Group Foundation Funds at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period January 12, 2000 (commencement of operations) through September 30, 2000, in conformity with U.S. generally accepted accounting principles.


                                                       ERNST & YOUNG LLP

Philadelphia, Pennsylvania
November 5, 2004

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM


A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                               Number of              Other
                                                                   Principal              Portfolios in Fund      Directorships
       Name,              Position(s)                             Occupation(s)            Complex Overseen          Held by
      Address              Held with     Length of Time              During               by Trustee/Director     Trustee/Director
   and Birthdate            Fund(s)         Served                Past 5 Years                 or Officer           or Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)       Chairman and     4 Years -             Since August 2000,                77                  None
2005 Market Street         Trustee(4)   Executive Officer   Mr. Driscoll has served in
 Philadelphia, PA                                          various executive capacities
     19103                                Trustee since         at different times at
                                          May 15, 2003         Delaware Investments(1)
 March 10, 1963
                                                            Senior Vice President and
                                                        Director of Fixed-Income Process -
                                                            Conseco Capital Management
                                                             (June 1998 - August 2000)

                                                               Managing Director -
                                                           NationsBanc Capital Markets
                                                            (February 1996 - June 1998)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

 WALTER P. BABICH           Trustee         16 Years            Board Chairman -                   94                  None
2005 Market Street                                       Citadel Construction Corporation
 Philadelphia, PA                                                (1989 - Present)
     19103

 October 1, 1927
------------------------------------------------------------------------------------------------------------------------------------
   JOHN H. DURHAM           Trustee        25 Years(3)          Private Investor                   94             Trustee - Abington
 2005 Market Street                                                                                                Memorial Hospital
 Philadelphia, PA
     19103                                                                                                      President/Director -
                                                                                                                  22 WR Corporation
 August 7, 1937
------------------------------------------------------------------------------------------------------------------------------------
    JOHN A. FRY            Trustee(4)       3 Years                 President -                    77                  Director -
 2005 Market Street                                        Franklin & Marshall College                              Community Health
 Philadelphia, PA                                             (June 2002 - Present)                                     Systems
      19103
                                                            Executive Vice President -
 May 28, 1960                                               University of Pennsylvania
                                                             (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
 ANTHONY D. KNERR           Trustee         11 Years       Founder/Managing Director -             94                  None
2005 Market Street                                          Anthony Knerr & Associates
 Philadelphia, PA                                            (Strategic Consulting)
     19103                                                       (1990 - Present)

 December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of              Other
                                                                   Principal              Portfolios in Fund      Directorships
       Name,              Position(s)                             Occupation(s)            Complex Overseen          Held by
      Address              Held with     Length of Time              During               by Trustee/Director     Trustee/Director
   and Birthdate            Fund(s)         Served                Past 5 Years                 or Officer           or Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

   ANN R. LEVEN             Trustee         15 Years     Treasurer/Chief Fiscal Officer -          94            Director and
 2005 Market Street                                          National Gallery of Art                            Audit Committee
  Philadelphia, PA                                             (1994 - 1999)                                   Chairperson - Andy
       19103                                                                                                    Warhol Foundation

 November 1, 1940                                                                                           Director - Systemax Inc.
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS F. MADISON          Trustee         10 Years             President/Chief                   94                 Director -
 2005 Market Street                                            Executive Officer -                                   Banner Health
  Philadelphia, PA                                              MLM Partners, Inc.
      19103                                                 (Small Business Investing                                  Director -
                                                                  and Consulting)                                CenterPoint Energy
 February 25, 1936                                           (January 1993 - Present)
                                                                                                      Director - Digital River Inc.

                                                                                                                 Director - Rimage
                                                                                                                    Corporation
------------------------------------------------------------------------------------------------------------------------------------
 JANET L. YEOMANS           Trustee          5 Years        Vice President/Mergers &               94                  None
2005 Market Street                                         Acquisitions - 3M Corporation
 Philadelphia, PA                                            (January 2003 - Present)
     19103
                                                               Ms. Yeomans has held
   July 31, 1948                                           various management positions
                                                           at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

 JOSEPH H. HASTINGS        Executive        Executive       Mr. Hastings has served in             94                  None(5)
 2005 Market Street      Vice President  Vice President    various executive capacities
  Philadelphia, PA            and             and             at different times at
      19103             Chief Financial  Chief Financial       Delaware Investments.
                            Officer          Officer
                                              since
 December 19, 1949                       August 21, 2003
------------------------------------------------------------------------------------------------------------------------------------
RICHELLE S. MAESTRO      Executive Vice    Chief Legal      Ms. Maestro has served in              94                  None(5)
 2005 Market Street        President,       Officer        various executive capacities
 Philadelphia, PA     Chief Legal Officer    since             at different times at
       19103             and Secretary   March 17, 2003        Delaware Investments.


 November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL P. BISHOF        Senior Vice       8 Years         Mr. Bishof has served in               94                  None(5)
2005 Market Street         President                       various executive capacities
 Philadelphia, PA        and Treasurer                         at different times at
      19103                                                     Delaware Investments.

  August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.
(5) Mr. Hastings, Mr. Bishof and Ms. Maestro also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
a member of Lincoln Financial Group(R)



This annual report is for the information of Delaware S&P 500 Index Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware S&P 500 Index Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                        CONTACT INFORMATION
JUDE T. DRISCOLL                            JOSEPH H. HASTINGS                         INVESTMENT MANAGER
Chairman                                    Executive Vice President and               Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                    Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                           NATIONAL DISTRIBUTOR
WALTER P. BABICH                                                                       Delaware Distributors, L.P.
Board Chairman                              RICHELLE S. MAESTRO                        Philadelphia, PA
Citadel Construction Corporation            Executive Vice President,
King of Prussia, PA                         Chief Legal Officer and Secretary          SHAREHOLDER SERVICING, DIVIDEND
                                            Delaware Investments Family of Funds       DISBURSING AND TRANSFER AGENT
JOHN H. DURHAM                              Philadelphia, PA                           Delaware Service Company, Inc.
Private Investor                                                                       2005 Market Street
Gwynedd Valley, PA                          MICHAEL P. BISHOF                          Philadelphia, PA 19103-7094
                                            Senior Vice President and Treasurer
JOHN A. FRY                                 Delaware Investments Family of Funds       FOR SHAREHOLDERS
President                                   Philadelphia, PA                           800 523-1918
Franklin & Marshall College
Lancaster, PA                                                                          FOR SECURITIES DEALERS AND FINANCIAL
                                                                                       INSTITUTIONS REPRESENTATIVES ONLY
ANTHONY D. KNERR                                                                       800 362-7500
Managing Director
Anthony Knerr & Associates                                                             WEB SITE
New York, NY                                                                           www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------
(9007)                                                        Printed in the USA
AR-491 [9/04] IVES 11/04                                                   J9844

Item 2. Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans (1)

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.
             ----------

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $49,000 for the fiscal year ended September 30, 2004.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $45,000 for the fiscal year ended September 30, 2003.



-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (b) Audit-related fees.
             ------------------

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2004.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $167,700 for the Registrant's fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2003.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $166,400 for the Registrant's fiscal year ended September 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the Fund's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the Funds; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.
             --------

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $7,000 for the fiscal year ended September 30, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of excise returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2004.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $5,000 for the fiscal year ended September 30, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of excise returns.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2003.

         (d) All other fees.
             --------------

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2004.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2003.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended September 30, 2003.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $349,940 and $303,300 for the Registrant's fiscal years ended September 30, 2004 and September 30, 2003, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:

JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 2, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
-------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  December 2, 2004


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  December 2, 2004